UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-00215

Fidelity Hastings Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	June 30

Date of reporting period:	December 31, 2024

Item 1.

Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024
Fidelity® Series Large Cap Stock Fund Fidelity® Series Large Cap Stock Fund : FGLGX

This semi-annual shareholder report contains information about Fidelity® Series Large Cap Stock Fund for the period July 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Large Cap Stock Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$19,815,102,980
Number of Holdings	179
Portfolio Turnover	14%
What did the Fund invest in?
(as of December 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Information Technology	23.0
Financials	17.9
Industrials	17.0
Health Care	10.8
Communication Services	10.3
Energy	8.1
Consumer Staples	4.9
Consumer Discretionary	3.1
Materials	1.6
Utilities	1.1
Real Estate	0.7

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.5
Short-Term Investments and Net Other Assets (Liabilities) - 1.5

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 91.8
Canada - 1.6
Germany - 1.1
Zambia - 1.1
Belgium - 0.9
Netherlands - 0.8
United Kingdom - 0.7
France - 0.6
Taiwan - 0.5
Others - 0.9

TOP HOLDINGS (% of Fund's net assets)
Microsoft Corp	6.8
Wells Fargo & Co	6.5
NVIDIA Corp	5.2
GE Aerospace	4.9
Exxon Mobil Corp	4.5
Boeing Co	3.4
Apple Inc	3.0
Meta Platforms Inc Class A	3.0
GE Vernova Inc	2.8
Bank of America Corp	2.7
42.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915162.100    2457-TSRS-0325

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024
Fidelity® Mega Cap Stock Fund Fidelity Advisor® Mega Cap Stock Fund Class M : FTGRX

This semi-annual shareholder report contains information about Fidelity® Mega Cap Stock Fund for the period July 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 58	1.11%
Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$3,465,743,175
Number of Holdings	112
Portfolio Turnover	11%
What did the Fund invest in?
(as of December 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Information Technology	25.9
Financials	16.3
Industrials	14.1
Communication Services	11.0
Health Care	7.9
Energy	7.8
Consumer Staples	5.3
Consumer Discretionary	2.8
Materials	1.1
Utilities	0.9
Real Estate	0.7

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 93.8
Short-Term Investments and Net Other Assets (Liabilities) - 6.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 93.8
Canada - 1.1
Germany - 1.0
Taiwan - 0.9
United Kingdom - 0.9
Zambia - 0.8
Netherlands - 0.8
France - 0.6
Korea (South) - 0.1

TOP HOLDINGS (% of Fund's net assets)
Microsoft Corp	7.4
Wells Fargo & Co	6.2
NVIDIA Corp	6.0
GE Aerospace	4.8
Exxon Mobil Corp	4.5
Apple Inc	3.9
Boeing Co	3.6
Meta Platforms Inc Class A	3.5
Bank of America Corp	3.1
Alphabet Inc Class A	2.8
45.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915157.100    2037-TSRS-0325

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024
Fidelity® Fund Fidelity® Fund : FFIDX

This semi-annual shareholder report contains information about Fidelity® Fund for the period July 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Fund	$ 22	0.42%
Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$8,356,123,827
Number of Holdings	130
Portfolio Turnover	25%
What did the Fund invest in?
(as of December 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Information Technology	31.6
Communication Services	16.5
Consumer Discretionary	14.1
Health Care	10.6
Financials	9.6
Industrials	9.0
Energy	2.8
Materials	2.0
Utilities	1.3
Consumer Staples	1.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.6
Short-Term Investments and Net Other Assets (Liabilities) - 1.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 92.3
Taiwan - 1.4
Canada - 1.2
Netherlands - 1.1
United Kingdom - 0.9
Italy - 0.8
India - 0.6
Korea (South) - 0.5
Japan - 0.4
Others - 0.8

TOP HOLDINGS (% of Fund's net assets)
Alphabet Inc Class A	9.0
Microsoft Corp	8.9
NVIDIA Corp	8.2
Amazon.com Inc	5.8
Apple Inc	5.6
Meta Platforms Inc Class A	5.3
Eli Lilly & Co	2.6
Wells Fargo & Co	2.1
Netflix Inc	2.0
UnitedHealth Group Inc	1.6
51.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915151.100    3-TSRS-0325

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024
Fidelity® Growth Discovery Fund Fidelity® Growth Discovery Fund Class K : FGDKX

This semi-annual shareholder report contains information about Fidelity® Growth Discovery Fund for the period July 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 30	0.59%
Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$6,346,897,233
Number of Holdings	144
Portfolio Turnover	58%
What did the Fund invest in?
(as of December 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Information Technology	40.0
Health Care	16.1
Consumer Discretionary	11.6
Communication Services	8.9
Industrials	8.4
Financials	7.7
Consumer Staples	1.6
Energy	1.5
Materials	1.5
Real Estate	0.6

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.7
Preferred Stocks - 0.2
Preferred Securities - 0.0
Bonds - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 2.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 88.6
Taiwan - 5.1
China - 2.5
Brazil - 0.8
Israel - 0.7
Belgium - 0.6
Netherlands - 0.5
Germany - 0.4
Japan - 0.3
Others - 0.5

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	12.6
Apple Inc	11.4
Alphabet Inc Class A	5.4
Amazon.com Inc	5.2
Taiwan Semiconductor Manufacturing Co Ltd ADR	5.0
Microsoft Corp	4.9
Boston Scientific Corp	2.8
Eli Lilly & Co	2.3
Meta Platforms Inc Class A	1.9
Mastercard Inc Class A	1.8
53.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915153.100    2091-TSRS-0325

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024
Fidelity® Growth Discovery Fund Fidelity® Growth Discovery Fund : FDSVX

This semi-annual shareholder report contains information about Fidelity® Growth Discovery Fund for the period July 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Growth Discovery Fund	$ 34	0.66%
Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$6,346,897,233
Number of Holdings	144
Portfolio Turnover	58%
What did the Fund invest in?
(as of December 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Information Technology	40.0
Health Care	16.1
Consumer Discretionary	11.6
Communication Services	8.9
Industrials	8.4
Financials	7.7
Consumer Staples	1.6
Energy	1.5
Materials	1.5
Real Estate	0.6

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.7
Preferred Stocks - 0.2
Preferred Securities - 0.0
Bonds - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 2.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 88.6
Taiwan - 5.1
China - 2.5
Brazil - 0.8
Israel - 0.7
Belgium - 0.6
Netherlands - 0.5
Germany - 0.4
Japan - 0.3
Others - 0.5

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	12.6
Apple Inc	11.4
Alphabet Inc Class A	5.4
Amazon.com Inc	5.2
Taiwan Semiconductor Manufacturing Co Ltd ADR	5.0
Microsoft Corp	4.9
Boston Scientific Corp	2.8
Eli Lilly & Co	2.3
Meta Platforms Inc Class A	1.9
Mastercard Inc Class A	1.8
53.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915154.100    339-TSRS-0325

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024
Fidelity® Mega Cap Stock Fund Fidelity Advisor® Mega Cap Stock Fund Class Z : FZALX

This semi-annual shareholder report contains information about Fidelity® Mega Cap Stock Fund for the period July 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 24	0.47%
Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$3,465,743,175
Number of Holdings	112
Portfolio Turnover	11%
What did the Fund invest in?
(as of December 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Information Technology	25.9
Financials	16.3
Industrials	14.1
Communication Services	11.0
Health Care	7.9
Energy	7.8
Consumer Staples	5.3
Consumer Discretionary	2.8
Materials	1.1
Utilities	0.9
Real Estate	0.7

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 93.8
Short-Term Investments and Net Other Assets (Liabilities) - 6.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 93.8
Canada - 1.1
Germany - 1.0
Taiwan - 0.9
United Kingdom - 0.9
Zambia - 0.8
Netherlands - 0.8
France - 0.6
Korea (South) - 0.1

TOP HOLDINGS (% of Fund's net assets)
Microsoft Corp	7.4
Wells Fargo & Co	6.2
NVIDIA Corp	6.0
GE Aerospace	4.8
Exxon Mobil Corp	4.5
Apple Inc	3.9
Boeing Co	3.6
Meta Platforms Inc Class A	3.5
Bank of America Corp	3.1
Alphabet Inc Class A	2.8
45.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915159.100    2537-TSRS-0325

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024
Fidelity® Mega Cap Stock Fund Fidelity Advisor® Mega Cap Stock Fund Class A : FGTAX

This semi-annual shareholder report contains information about Fidelity® Mega Cap Stock Fund for the period July 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 45	0.86%
Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$3,465,743,175
Number of Holdings	112
Portfolio Turnover	11%
What did the Fund invest in?
(as of December 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Information Technology	25.9
Financials	16.3
Industrials	14.1
Communication Services	11.0
Health Care	7.9
Energy	7.8
Consumer Staples	5.3
Consumer Discretionary	2.8
Materials	1.1
Utilities	0.9
Real Estate	0.7

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 93.8
Short-Term Investments and Net Other Assets (Liabilities) - 6.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 93.8
Canada - 1.1
Germany - 1.0
Taiwan - 0.9
United Kingdom - 0.9
Zambia - 0.8
Netherlands - 0.8
France - 0.6
Korea (South) - 0.1

TOP HOLDINGS (% of Fund's net assets)
Microsoft Corp	7.4
Wells Fargo & Co	6.2
NVIDIA Corp	6.0
GE Aerospace	4.8
Exxon Mobil Corp	4.5
Apple Inc	3.9
Boeing Co	3.6
Meta Platforms Inc Class A	3.5
Bank of America Corp	3.1
Alphabet Inc Class A	2.8
45.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915155.100    2034-TSRS-0325

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024
Fidelity® Mega Cap Stock Fund Fidelity Advisor® Mega Cap Stock Fund Class I : FTRIX

This semi-annual shareholder report contains information about Fidelity® Mega Cap Stock Fund for the period July 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 31	0.59%
Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$3,465,743,175
Number of Holdings	112
Portfolio Turnover	11%
What did the Fund invest in?
(as of December 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Information Technology	25.9
Financials	16.3
Industrials	14.1
Communication Services	11.0
Health Care	7.9
Energy	7.8
Consumer Staples	5.3
Consumer Discretionary	2.8
Materials	1.1
Utilities	0.9
Real Estate	0.7

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 93.8
Short-Term Investments and Net Other Assets (Liabilities) - 6.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 93.8
Canada - 1.1
Germany - 1.0
Taiwan - 0.9
United Kingdom - 0.9
Zambia - 0.8
Netherlands - 0.8
France - 0.6
Korea (South) - 0.1

TOP HOLDINGS (% of Fund's net assets)
Microsoft Corp	7.4
Wells Fargo & Co	6.2
NVIDIA Corp	6.0
GE Aerospace	4.8
Exxon Mobil Corp	4.5
Apple Inc	3.9
Boeing Co	3.6
Meta Platforms Inc Class A	3.5
Bank of America Corp	3.1
Alphabet Inc Class A	2.8
45.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915158.100    2038-TSRS-0325

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024
Fidelity® Fund Fidelity® Fund Class K : FFDKX

This semi-annual shareholder report contains information about Fidelity® Fund for the period July 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 18	0.34%
Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$8,356,123,827
Number of Holdings	130
Portfolio Turnover	25%
What did the Fund invest in?
(as of December 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Information Technology	31.6
Communication Services	16.5
Consumer Discretionary	14.1
Health Care	10.6
Financials	9.6
Industrials	9.0
Energy	2.8
Materials	2.0
Utilities	1.3
Consumer Staples	1.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.6
Short-Term Investments and Net Other Assets (Liabilities) - 1.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 92.3
Taiwan - 1.4
Canada - 1.2
Netherlands - 1.1
United Kingdom - 0.9
Italy - 0.8
India - 0.6
Korea (South) - 0.5
Japan - 0.4
Others - 0.8

TOP HOLDINGS (% of Fund's net assets)
Alphabet Inc Class A	9.0
Microsoft Corp	8.9
NVIDIA Corp	8.2
Amazon.com Inc	5.8
Apple Inc	5.6
Meta Platforms Inc Class A	5.3
Eli Lilly & Co	2.6
Wells Fargo & Co	2.1
Netflix Inc	2.0
UnitedHealth Group Inc	1.6
51.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915150.100    2088-TSRS-0325

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024
Fidelity® Mega Cap Stock Fund Fidelity® Mega Cap Stock Fund : FGRTX

This semi-annual shareholder report contains information about Fidelity® Mega Cap Stock Fund for the period July 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Mega Cap Stock Fund	$ 30	0.58%
Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$3,465,743,175
Number of Holdings	112
Portfolio Turnover	11%
What did the Fund invest in?
(as of December 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Information Technology	25.9
Financials	16.3
Industrials	14.1
Communication Services	11.0
Health Care	7.9
Energy	7.8
Consumer Staples	5.3
Consumer Discretionary	2.8
Materials	1.1
Utilities	0.9
Real Estate	0.7

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 93.8
Short-Term Investments and Net Other Assets (Liabilities) - 6.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 93.8
Canada - 1.1
Germany - 1.0
Taiwan - 0.9
United Kingdom - 0.9
Zambia - 0.8
Netherlands - 0.8
France - 0.6
Korea (South) - 0.1

TOP HOLDINGS (% of Fund's net assets)
Microsoft Corp	7.4
Wells Fargo & Co	6.2
NVIDIA Corp	6.0
GE Aerospace	4.8
Exxon Mobil Corp	4.5
Apple Inc	3.9
Boeing Co	3.6
Meta Platforms Inc Class A	3.5
Bank of America Corp	3.1
Alphabet Inc Class A	2.8
45.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915160.100    361-TSRS-0325

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024
Fidelity® Mega Cap Stock Fund Fidelity Advisor® Mega Cap Stock Fund Class C : FGRCX

This semi-annual shareholder report contains information about Fidelity® Mega Cap Stock Fund for the period July 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 85	1.63%
Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$3,465,743,175
Number of Holdings	112
Portfolio Turnover	11%
What did the Fund invest in?
(as of December 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Information Technology	25.9
Financials	16.3
Industrials	14.1
Communication Services	11.0
Health Care	7.9
Energy	7.8
Consumer Staples	5.3
Consumer Discretionary	2.8
Materials	1.1
Utilities	0.9
Real Estate	0.7

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 93.8
Short-Term Investments and Net Other Assets (Liabilities) - 6.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 93.8
Canada - 1.1
Germany - 1.0
Taiwan - 0.9
United Kingdom - 0.9
Zambia - 0.8
Netherlands - 0.8
France - 0.6
Korea (South) - 0.1

TOP HOLDINGS (% of Fund's net assets)
Microsoft Corp	7.4
Wells Fargo & Co	6.2
NVIDIA Corp	6.0
GE Aerospace	4.8
Exxon Mobil Corp	4.5
Apple Inc	3.9
Boeing Co	3.6
Meta Platforms Inc Class A	3.5
Bank of America Corp	3.1
Alphabet Inc Class A	2.8
45.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915156.100    2036-TSRS-0325

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Mega Cap Stock Fund

Semi-Annual Report
December 31, 2024
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Mega Cap Stock Fund
Schedule of Investments December 31, 2024 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 93.8%
	Shares	Value ($)
CANADA - 1.1%
Energy - 1.1%
Oil, Gas & Consumable Fuels - 1.1%
Imperial Oil Ltd	591,600	36,460,290
FRANCE - 0.6%
Industrials - 0.6%
Aerospace & Defense - 0.6%
Airbus SE	128,500	20,576,834
GERMANY - 1.0%
Information Technology - 1.0%
Software - 1.0%
SAP SE ADR	140,100	34,494,021
KOREA (SOUTH) - 0.1%
Information Technology - 0.1%
Technology Hardware, Storage & Peripherals - 0.1%
Samsung Electronics Co Ltd	144,990	5,152,879
NETHERLANDS - 0.8%
Communication Services - 0.4%
Entertainment - 0.4%
Universal Music Group NV	479,399	12,262,608
Health Care - 0.1%
Health Care Equipment & Supplies - 0.1%
Koninklijke Philips NV depository receipt	162,792	4,121,893
Information Technology - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
ASML Holding NV depository receipt	15,536	10,767,691
TOTAL NETHERLANDS		27,152,192
TAIWAN - 0.9%
Information Technology - 0.9%
Semiconductors & Semiconductor Equipment - 0.9%
Taiwan Semiconductor Manufacturing Co Ltd ADR	158,200	31,242,918
UNITED KINGDOM - 0.9%
Consumer Staples - 0.9%
Beverages - 0.6%
Diageo PLC	675,662	21,471,074
Tobacco - 0.3%
British American Tobacco PLC ADR	267,900	9,730,128
TOTAL UNITED KINGDOM		31,201,202
UNITED STATES - 87.6%
Communication Services - 10.6%
Entertainment - 0.7%
Walt Disney Co/The	207,499	23,105,014
Interactive Media & Services - 8.8%
Alphabet Inc Class A	514,400	97,375,920
Alphabet Inc Class C	454,200	86,497,848
Meta Platforms Inc Class A	209,700	122,781,447
		306,655,215
Media - 1.1%
Charter Communications Inc Class A (b)	3,400	1,165,418
Comcast Corp Class A	965,597	36,238,855
		37,404,273
TOTAL COMMUNICATION SERVICES		367,164,502

Consumer Discretionary - 2.8%
Broadline Retail - 0.1%
Amazon.com Inc (b)	18,900	4,146,471
Hotels, Restaurants & Leisure - 2.0%
Booking Holdings Inc (e)	9,448	46,941,632
Marriott International Inc/MD Class A1	26,600	7,419,804
Starbucks Corp	127,700	11,652,625
		66,014,061
Specialty Retail - 0.6%
Lowe's Cos Inc	89,811	22,165,355
Textiles, Apparel & Luxury Goods - 0.1%
NIKE Inc Class B	68,300	5,168,261
TOTAL CONSUMER DISCRETIONARY		97,494,148

Consumer Staples - 4.4%
Beverages - 1.2%
Coca-Cola Co/The	374,100	23,291,466
Keurig Dr Pepper Inc	500,600	16,079,272
Monster Beverage Corp (b)	46,900	2,465,064
PepsiCo Inc	9,600	1,459,776
		43,295,578
Consumer Staples Distribution & Retail - 1.3%
Costco Wholesale Corp	1,300	1,191,150
Sysco Corp	118,999	9,098,664
Target Corp	72,010	9,734,312
Walmart Inc (e)	284,600	25,713,610
		45,737,736
Food Products - 0.0%
Mondelez International Inc	25,900	1,547,007
Household Products - 0.1%
Procter & Gamble Co/The	18,210	3,052,907
Personal Care Products - 1.6%
Estee Lauder Cos Inc/The Class A	102,200	7,662,956
Haleon PLC ADR	1,905,333	18,176,877
Kenvue Inc	1,189,457	25,394,907
		51,234,740
Tobacco - 0.2%
Philip Morris International Inc	62,000	7,461,700
TOTAL CONSUMER STAPLES		152,329,668

Energy - 6.7%
Oil, Gas & Consumable Fuels - 6.7%
Exxon Mobil Corp	1,437,079	154,586,588
Shell PLC ADR	1,247,603	78,162,328
		232,748,916
Financials - 16.3%
Banks - 12.6%
Bank of America Corp	2,452,251	107,776,431
Citigroup Inc	92,900	6,539,231
JPMorgan Chase & Co	238,730	57,225,968
PNC Financial Services Group Inc/The	147,631	28,470,638
US Bancorp	457,112	21,863,667
Wells Fargo & Co	3,040,176	213,541,963
		435,417,898
Capital Markets - 0.3%
Charles Schwab Corp/The	73,400	5,432,334
CME Group Inc Class A	10,800	2,508,084
KKR & Co Inc Class A	11,700	1,730,547
		9,670,965
Consumer Finance - 0.0%
American Express Co	13,500	4,006,665
Financial Services - 3.4%
Apollo Global Management Inc	12,300	2,031,467
Berkshire Hathaway Inc Class B (b)	51,200	23,207,936
Fiserv Inc (b)	26,600	5,464,172
Mastercard Inc Class A	38,052	20,037,042
PayPal Holdings Inc (b)	60,000	5,121,000
Visa Inc Class A	191,188	60,423,056
		116,284,673
TOTAL FINANCIALS		565,380,201

Health Care - 7.8%
Biotechnology - 0.1%
Gilead Sciences Inc	19,700	1,819,689
Health Care Equipment & Supplies - 1.9%
Abbott Laboratories	113,100	12,792,741
Boston Scientific Corp (b)	551,219	49,234,882
Medtronic PLC	26,896	2,148,452
		64,176,075
Health Care Providers & Services - 2.7%
Cigna Group/The	68,562	18,932,711
Humana Inc	50,200	12,736,241
UnitedHealth Group Inc	123,003	62,222,298
		93,891,250
Life Sciences Tools & Services - 0.7%
Danaher Corp	95,510	21,924,321
Thermo Fisher Scientific Inc	7,400	3,849,702
		25,774,023
Pharmaceuticals - 2.4%
Bristol-Myers Squibb Co	308,099	17,426,079
Eli Lilly & Co (e)	36,700	28,332,400
GSK PLC ADR	646,566	21,866,862
Johnson & Johnson	112,514	16,271,775
		83,897,116
TOTAL HEALTH CARE		269,558,153

Industrials - 13.5%
Aerospace & Defense - 8.4%
Boeing Co (b)	707,770	125,275,290
GE Aerospace	998,404	166,523,803
		291,799,093
Air Freight & Logistics - 1.0%
United Parcel Service Inc Class B	281,179	35,456,672
Commercial Services & Supplies - 0.1%
Veralto Corp	17,403	1,772,496
Electrical Equipment - 2.8%
GE Vernova Inc (e)	277,473	91,269,194
Rockwell Automation Inc	19,700	5,630,063
		96,899,257
Machinery - 1.2%
Caterpillar Inc	52,400	19,008,624
Deere & Co	53,280	22,574,736
		41,583,360
TOTAL INDUSTRIALS		467,510,878

Information Technology - 23.6%
IT Services - 0.0%
IBM Corporation	2,900	637,507
Kyndryl Holdings Inc (b)	220	7,611
		645,118
Semiconductors & Semiconductor Equipment - 9.5%
Analog Devices Inc	9,100	1,933,386
Applied Materials Inc	130,674	21,251,513
Broadcom Inc (e)	213,700	49,544,208
Lam Research Corp	206,000	14,879,380
Marvell Technology Inc	144,465	15,956,159
Micron Technology Inc	52,800	4,443,648
NVIDIA Corp	1,534,100	206,014,289
QUALCOMM Inc	91,016	13,981,878
		328,004,461
Software - 9.9%
Adobe Inc (b)	59,410	26,418,439
Autodesk Inc (b)	27,600	8,157,732
Intuit Inc	9,700	6,096,450
Microsoft Corp	610,276	257,231,334
Oracle Corp	230,200	38,360,528
Salesforce Inc	20,400	6,820,332
		343,084,815
Technology Hardware, Storage & Peripherals - 4.2%
Apple Inc	532,342	133,309,084
Dell Technologies Inc Class C	99,000	11,408,760
		144,717,844
TOTAL INFORMATION TECHNOLOGY		816,452,238

Materials - 0.3%
Chemicals - 0.2%
Air Products and Chemicals Inc	19,500	5,655,780
Linde PLC	5,000	2,093,350
		7,749,130
Metals & Mining - 0.1%
Freeport-McMoRan Inc	141,600	5,392,128
TOTAL MATERIALS		13,141,258

Real Estate - 0.7%
Industrial REITs - 0.1%
Prologis Inc	22,800	2,409,960
Specialized REITs - 0.6%
American Tower Corp	67,510	12,382,009
Crown Castle Inc	95,700	8,685,732
		21,067,741
TOTAL REAL ESTATE		23,477,701

Utilities - 0.9%
Electric Utilities - 0.9%
Duke Energy Corp	15,200	1,637,648
NextEra Energy Inc	37,900	2,717,051
Southern Co/The	313,200	25,782,624
		30,137,323
TOTAL UNITED STATES		3,035,394,986
ZAMBIA - 0.8%
Materials - 0.8%
Metals & Mining - 0.8%
First Quantum Minerals Ltd (b)	2,153,315	27,758,132
TOTAL COMMON STOCKS (Cost $1,924,906,877)		3,249,433,454

U.S. Treasury Obligations - 0.1%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 3/6/2025 (e) (Cost $4,341,664)	4.33	4,375,000	4,342,960

Money Market Funds - 5.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (d) (Cost $204,523,914)	4.36	204,483,017	204,523,914

TOTAL INVESTMENT IN SECURITIES - 99.8% (Cost $2,133,772,455)	3,458,300,328
NET OTHER ASSETS (LIABILITIES) - 0.2%	7,442,847
NET ASSETS - 100.0%	3,465,743,175

Written Options
	Counterparty	Number of Contracts	Notional Amount ($)	Exercise Price ($)	Expiration Date	Value ($)
Call Options
Booking Holdings Inc	Chicago Board Options Exchange	9	4,471,578	5,500.00	02/21/25	(36,765)
Booking Holdings Inc	Chicago Board Options Exchange	4	1,987,368	5,550.00	03/21/25	(28,880)
Broadcom Inc	Chicago Board Options Exchange	400	9,273,600	270.00	03/21/25	(293,000)
Eli Lilly & Co	Chicago Board Options Exchange	36	2,779,200	900.00	02/21/25	(27,270)
GE Vernova Inc	Chicago Board Options Exchange	200	6,578,600	380.00	02/21/25	(173,000)
Walmart Inc	Chicago Board Options Exchange	700	6,324,500	100.00	02/21/25	(51,450)

						(610,365)
Put Options
GE Vernova Inc	Chicago Board Options Exchange	150	4,933,950	280.00	02/21/25	(84,750)

						(84,750)
TOTAL WRITTEN OPTIONS						(695,115)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Security or a portion of the security is pledged as collateral for options written. At period end, the value of securities pledged amounted to $35,731,947.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	186,553,102	274,033,633	256,062,821	4,774,004	-	-	204,523,914	204,483,017	0.4%
Fidelity Securities Lending Cash Central Fund	2,072,600	73,980,463	76,053,063	12,012	-	-	-	-	0.0%
Total	188,625,702	348,014,096	332,115,884	4,786,016	-	-	204,523,914	204,483,017

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	379,427,110	367,164,502	12,262,608	-
Consumer Discretionary	97,494,148	97,494,148	-	-
Consumer Staples	183,530,870	162,059,796	21,471,074	-
Energy	269,209,206	269,209,206	-	-
Financials	565,380,201	565,380,201	-	-
Health Care	273,680,046	273,680,046	-	-
Industrials	488,087,712	467,510,878	20,576,834	-
Information Technology	898,109,747	892,956,868	5,152,879	-
Materials	40,899,390	40,899,390	-	-
Real Estate	23,477,701	23,477,701	-	-
Utilities	30,137,323	30,137,323	-	-

U.S. Treasury Obligations	4,342,960	-	4,342,960	-

Money Market Funds	204,523,914	204,523,914	-	-
Total Investments in Securities:	3,458,300,328	3,394,493,973	63,806,355	-
Derivative Instruments: Liabilities
Written Options	(695,115)	(695,115)	-	-
Total Liabilities	(695,115)	(695,115)	-	-
Total Derivative Instruments:	(695,115)	(695,115)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of December 31, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Written Options (a)	0	(695,115)
Total Equity Risk	0	(695,115)
Total Value of Derivatives	0	(695,115)

(a)Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of December 31, 2024 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $1,929,248,541)	$3,253,776,414
Fidelity Central Funds (cost $204,523,914)	204,523,914

Total Investment in Securities (cost $2,133,772,455)		$3,458,300,328
Foreign currency held at value (cost $1)		1
Receivable for fund shares sold		10,028,803
Dividends receivable		2,601,766
Distributions receivable from Fidelity Central Funds		800,574
Prepaid expenses		2,719
Other receivables		28,294
Total assets		3,471,762,485
Liabilities
Payable for investments purchased	$344,113
Payable for fund shares redeemed	3,188,010
Accrued management fee	1,629,839
Distribution and service plan fees payable	97,643
Written options, at value (premium received $1,175,521)	695,115
Other payables and accrued expenses	64,590
Total liabilities		6,019,310
Net Assets		$3,465,743,175
Net Assets consist of:
Paid in capital		$2,136,101,539
Total accumulated earnings (loss)		1,329,641,636
Net Assets		$3,465,743,175

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($229,794,033 ÷ 9,122,007 shares)(a)		$25.19
Maximum offering price per share (100/94.25 of $25.19)		$26.73
Class M :
Net Asset Value and redemption price per share ($38,349,112 ÷ 1,520,640 shares)(a)		$25.22
Maximum offering price per share (100/96.50 of $25.22)		$26.13
Class C :
Net Asset Value and offering price per share ($39,032,492 ÷ 1,588,226 shares)(a)		$24.58
Mega Cap Stock :
Net Asset Value, offering price and redemption price per share ($2,195,080,616 ÷ 85,579,508 shares)		$25.65
Class I :
Net Asset Value, offering price and redemption price per share ($414,782,905 ÷ 16,151,695 shares)		$25.68
Class Z :
Net Asset Value, offering price and redemption price per share ($548,704,017 ÷ 21,543,164 shares)		$25.47
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended December 31, 2024 (Unaudited)
Investment Income
Dividends		$22,870,824
Interest		626,553
Income from Fidelity Central Funds (including $12,012 from security lending)		4,786,016
Total income		28,283,393
Expenses
Management fee	$9,203,925
Distribution and service plan fees	555,056
Custodian fees and expenses	(20,359)
Independent trustees' fees and expenses	6,932
Registration fees	97,732
Audit fees	32,632
Legal	5,805
Miscellaneous	4,722
Total expenses before reductions	9,886,445
Expense reductions	(4,688)
Total expenses after reductions		9,881,757
Net Investment income (loss)		18,401,636
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	32,338,271
Foreign currency transactions	(5,000)
Written options	2,259,805
Total net realized gain (loss)		34,593,076
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	168,778,024
Assets and liabilities in foreign currencies	(14,075)
Written options	324,551
Total change in net unrealized appreciation (depreciation)		169,088,500
Net gain (loss)		203,681,576
Net increase (decrease) in net assets resulting from operations		$222,083,212
Statement of Changes in Net Assets

	Six months ended December 31, 2024 (Unaudited)	Year ended June 30, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$18,401,636	$28,452,979
Net realized gain (loss)	34,593,076	56,541,030
Change in net unrealized appreciation (depreciation)	169,088,500	518,501,215
Net increase (decrease) in net assets resulting from operations	222,083,212	603,495,224
Distributions to shareholders	(89,177,825)	(42,621,700)

Share transactions - net increase (decrease)	274,451,413	781,376,392
Total increase (decrease) in net assets	407,356,800	1,342,249,916

Net Assets
Beginning of period	3,058,386,375	1,716,136,459
End of period	$3,465,743,175	$3,058,386,375

Financial Highlights
Fidelity Advisor® Mega Cap Stock Fund Class A

	Six months ended (Unaudited) December 31, 2024	Years ended June 30, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$24.18	$19.23	$16.14	$19.05	$13.83	$15.51
Income from Investment Operations
Net investment income (loss) A,B	.11	.21	.17	.14	.15	.22
Net realized and unrealized gain (loss)	1.52	5.12	3.61	(2.17)	6.31	.08
Total from investment operations	1.63	5.33	3.78	(2.03)	6.46	.30
Distributions from net investment income	(.20)	(.17)	(.18)	(.29)	(.24)	(.27)
Distributions from net realized gain	(.42)	(.21)	(.51)	(.59)	(1.00)	(1.70)
Total distributions	(.62)	(.38)	(.69)	(.88)	(1.24)	(1.98) C
Net asset value, end of period	$25.19	$24.18	$19.23	$16.14	$19.05	$13.83
Total Return D,E,F	6.90%	28.13%	24.10%	(11.25)% G	49.60%	1.78%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.86% J	.88%	.90%	.90%	.91%	.93%
Expenses net of fee waivers, if any	.86 % J	.88%	.90%	.89%	.91%	.93%
Expenses net of all reductions	.86% J	.88%	.90%	.89%	.91%	.92%
Net investment income (loss)	.86% J	1.01%	.99%	.78%	.95%	1.56%
Supplemental Data
Net assets, end of period (000 omitted)	$229,794	$208,007	$133,252	$88,064	$87,302	$54,948
Portfolio turnover rate K	11 % J	9%	18%	13%	43%	49% L

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GAmount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been (11.29)%.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
LPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Mega Cap Stock Fund Class M

	Six months ended (Unaudited) December 31, 2024	Years ended June 30, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$24.17	$19.22	$16.13	$19.03	$13.82	$15.50
Income from Investment Operations
Net investment income (loss) A,B	.08	.16	.13	.10	.11	.19
Net realized and unrealized gain (loss)	1.53	5.12	3.61	(2.17)	6.31	.06
Total from investment operations	1.61	5.28	3.74	(2.07)	6.42	.25
Distributions from net investment income	(.14)	(.12)	(.13)	(.24)	(.20)	(.23)
Distributions from net realized gain	(.42)	(.21)	(.51)	(.59)	(1.00)	(1.70)
Total distributions	(.56)	(.33)	(.65) C	(.83)	(1.21) C	(1.93)
Net asset value, end of period	$25.22	$24.17	$19.22	$16.13	$19.03	$13.82
Total Return D,E,F	6.77%	27.81%	23.76%	(11.45)% G	49.19%	1.50%
Ratios to Average Net Assets B,H,I
Expenses before reductions	1.11% J	1.12%	1.16%	1.15%	1.17%	1.18%
Expenses net of fee waivers, if any	1.11 % J	1.11%	1.16%	1.15%	1.17%	1.18%
Expenses net of all reductions	1.11% J	1.11%	1.16%	1.15%	1.16%	1.18%
Net investment income (loss)	.61% J	.78%	.73%	.52%	.69%	1.31%
Supplemental Data
Net assets, end of period (000 omitted)	$38,349	$36,231	$30,973	$25,617	$28,266	$21,208
Portfolio turnover rate K	11 % J	9%	18%	13%	43%	49% L

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GAmount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been (11.49)%.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
LPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Mega Cap Stock Fund Class C

	Six months ended (Unaudited) December 31, 2024	Years ended June 30, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$23.53	$18.74	$15.74	$18.58	$13.53	$15.20
Income from Investment Operations
Net investment income (loss) A,B	.01	.05	.03	- C	.03	.11
Net realized and unrealized gain (loss)	1.50	4.99	3.53	(2.12)	6.15	.08
Total from investment operations	1.51	5.04	3.56	(2.12)	6.18	.19
Distributions from net investment income	(.04)	(.04)	(.04)	(.15)	(.13)	(.15)
Distributions from net realized gain	(.42)	(.21)	(.51)	(.58)	(1.00)	(1.70)
Total distributions	(.46)	(.25)	(.56) D	(.72) D	(1.13)	(1.86) D
Net asset value, end of period	$24.58	$23.53	$18.74	$15.74	$18.58	$13.53
Total Return E,F,G	6.53%	27.12%	23.12%	(11.90)% H	48.31%	1.05%
Ratios to Average Net Assets B,I,J
Expenses before reductions	1.63% K	1.66%	1.69%	1.67%	1.69%	1.69%
Expenses net of fee waivers, if any	1.63 % K	1.65%	1.68%	1.67%	1.69%	1.69%
Expenses net of all reductions	1.63% K	1.65%	1.68%	1.67%	1.69%	1.69%
Net investment income (loss)	.08% K	.24%	.21%	-% L	.17%	.80%
Supplemental Data
Net assets, end of period (000 omitted)	$39,032	$34,772	$23,061	$20,255	$27,727	$24,283
Portfolio turnover rate M	11 % K	9%	18%	13%	43%	49% N

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the contingent deferred sales charge.
HAmount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been (11.94)%.
IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
KAnnualized.
LAmount represents less than .005%.
MAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
NPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® Mega Cap Stock Fund

	Six months ended (Unaudited) December 31, 2024	Years ended June 30, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$24.63	$19.58	$16.42	$19.36	$14.04	$15.71
Income from Investment Operations
Net investment income (loss) A,B	.14	.28	.22	.20	.20	.27
Net realized and unrealized gain (loss)	1.57	5.20	3.68	(2.21)	6.40	.07
Total from investment operations	1.71	5.48	3.90	(2.01)	6.60	.34
Distributions from net investment income	(.27)	(.22)	(.23)	(.34)	(.28)	(.31)
Distributions from net realized gain	(.42)	(.21)	(.51)	(.59)	(1.00)	(1.70)
Total distributions	(.69)	(.43)	(.74)	(.93)	(1.28)	(2.01)
Net asset value, end of period	$25.65	$24.63	$19.58	$16.42	$19.36	$14.04
Total Return C,D	7.08%	28.44%	24.46%	(10.99)% E	49.96%	2.09%
Ratios to Average Net Assets A,F,G
Expenses before reductions	.58% H	.61%	.63%	.61%	.63%	.65%
Expenses net of fee waivers, if any	.58 % H	.60%	.62%	.61%	.63%	.64%
Expenses net of all reductions	.58% H	.60%	.62%	.61%	.63%	.64%
Net investment income (loss)	1.14% H	1.29%	1.27%	1.06%	1.23%	1.84%
Supplemental Data
Net assets, end of period (000 omitted)	$2,195,081	$1,973,946	$1,203,802	$927,217	$1,166,988	$773,080
Portfolio turnover rate I	11 % H	9%	18%	13%	43%	49% J

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BCalculated based on average shares outstanding during the period.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EAmount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been (11.03)%.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Mega Cap Stock Fund Class I

	Six months ended (Unaudited) December 31, 2024	Years ended June 30, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$24.66	$19.61	$16.45	$19.39	$14.07	$15.72
Income from Investment Operations
Net investment income (loss) A,B	.14	.27	.22	.19	.20	.27
Net realized and unrealized gain (loss)	1.57	5.22	3.68	(2.21)	6.42	.06
Total from investment operations	1.71	5.49	3.90	(2.02)	6.62	.33
Distributions from net investment income	(.27)	(.23)	(.23)	(.34)	(.29)	(.28)
Distributions from net realized gain	(.42)	(.21)	(.51)	(.59)	(1.00)	(1.70)
Total distributions	(.69)	(.44)	(.74)	(.92) C	(1.30) C	(1.98)
Net asset value, end of period	$25.68	$24.66	$19.61	$16.45	$19.39	$14.07
Total Return D,E	7.07%	28.45%	24.43%	(11.00)% F	49.97%	2.04%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.59% I	.63%	.63%	.65%	.65%	.66%
Expenses net of fee waivers, if any	.59 % I	.62%	.62%	.64%	.65%	.66%
Expenses net of all reductions	.59% I	.62%	.62%	.64%	.64%	.65%
Net investment income (loss)	1.13% I	1.27%	1.26%	1.03%	1.21%	1.83%
Supplemental Data
Net assets, end of period (000 omitted)	$414,783	$382,995	$132,416	$52,884	$39,876	$20,725
Portfolio turnover rate J	11 % I	9%	18%	13%	43%	49% K

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FAmount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been (11.04)%.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Mega Cap Stock Fund Class Z

	Six months ended (Unaudited) December 31, 2024	Years ended June 30, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$24.48	$19.46	$16.32	$19.25	$13.97	$15.65
Income from Investment Operations
Net investment income (loss) A,B	.16	.30	.24	.22	.22	.28
Net realized and unrealized gain (loss)	1.55	5.17	3.66	(2.20)	6.36	.08
Total from investment operations	1.71	5.47	3.90	(1.98)	6.58	.36
Distributions from net investment income	(.30)	(.24)	(.25)	(.36)	(.30)	(.33)
Distributions from net realized gain	(.42)	(.21)	(.51)	(.59)	(1.00)	(1.70)
Total distributions	(.72)	(.45)	(.76)	(.95)	(1.30)	(2.04) C
Net asset value, end of period	$25.47	$24.48	$19.46	$16.32	$19.25	$13.97
Total Return D,E	7.14%	28.59%	24.62%	(10.92)% F	50.14%	2.18%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.47% I	.52%	.52%	.51%	.52%	.53%
Expenses net of fee waivers, if any	.47 % I	.51%	.52%	.51%	.52%	.52%
Expenses net of all reductions	.47% I	.51%	.52%	.51%	.52%	.52%
Net investment income (loss)	1.25% I	1.38%	1.37%	1.16%	1.34%	1.96%
Supplemental Data
Net assets, end of period (000 omitted)	$548,704	$422,435	$192,632	$222,146	$313,854	$213,832
Portfolio turnover rate J	11 % I	9%	18%	13%	43%	49% K

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FAmount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been (10.96)%.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements
 (Unaudited)
For the period ended December 31, 2024

1. Organization.
Fidelity Mega Cap Stock Fund (the Fund) is a fund of Fidelity Hastings Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Mega Cap Stock, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain corporate actions and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,379,748,672
Gross unrealized depreciation	(58,898,928)
Net unrealized appreciation (depreciation)	$1,320,849,744
Tax cost	$2,137,930,989
New Accounting Pronouncement. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

Exchange-traded written covered call options were used to manage exposure to the market. When a fund writes a covered call option, a fund holds the underlying instrument which must be delivered to the holder upon the exercise of the option.

Upon entering into a written options contract, a fund will receive a premium. Premiums received are reflected as a liability on the Statement of Assets and Liabilities. Options are valued daily and any unrealized appreciation (depreciation) is reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When a written option is exercised, the premium is added to the proceeds from the sale of the underlying instrument in determining the gain or loss realized on that investment. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction are greater or less than the premium received. When an option expires, gains and losses are realized to the extent of premiums received. The net realized gain (loss) on closed and expired written options and the change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Writing call options tends to decrease exposure to the underlying instrument and risk of loss is the change in value in excess of the premium received.

Any open options at period end are presented in the Schedule of Investments under the caption "Written Options", and are representative of volume of activity during the period.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Mega Cap Stock Fund	381,588,004	161,859,437

6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.60
Class M	.60
Class C	.62
Mega Cap Stock	.57
Class I	.58
Class Z	.46

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.60
Class M	.60
Class C	.62
Mega Cap Stock	.57
Class I	.58
Class Z	.46

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	274,984	15,926
Class M	.25%	.25%	93,800	-
Class C	.75%	.25%	186,272	54,595
			555,056	70,521

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.
For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	64,927
Class M	2,295
Class CA	186
67,408

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Mega Cap Stock Fund	2,639

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Mega Cap Stock Fund	33,866,147	10,579,024	1,594,043

7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2025 unless extended or renewed.

Amount ($)
Fidelity Mega Cap Stock Fund	1,990

8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Mega Cap Stock Fund	1,300	-	-

9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $4,688.
10.Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended December 31, 2024	Year ended June 30, 2024
Fidelity Mega Cap Stock Fund
Distributions to shareholders
Class A	$5,496,947	$2,880,657
Class M	831,848	523,154
Class C	716,276	330,364
Mega Cap Stock	56,920,560	29,385,506
Class I	10,394,212	4,587,110
Class Z	14,817,982	4,914,909
Total	$89,177,825	$42,621,700
11. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended December 31, 2024	Year ended June 30, 2024	Six months ended December 31, 2024	Year ended June 30, 2024
Fidelity Mega Cap Stock Fund
Class A
Shares sold	922,912	2,587,179	$23,023,279	$54,276,718
Reinvestment of distributions	226,265	141,517	5,446,566	2,864,554
Shares redeemed	(631,015)	(1,054,694)	(15,669,494)	(22,201,323)
Net increase (decrease)	518,162	1,674,002	$12,800,351	$34,939,949
Class M
Shares sold	94,047	174,545	$2,350,770	$3,699,988
Reinvestment of distributions	34,505	25,773	830,344	522,636
Shares redeemed	(107,192)	(312,705)	(2,675,329)	(6,645,422)
Net increase (decrease)	21,360	(112,387)	$505,785	$(2,422,798)
Class C
Shares sold	248,899	608,294	$6,016,043	$12,377,132
Reinvestment of distributions	30,558	16,553	714,530	329,385
Shares redeemed	(168,922)	(377,756)	(4,076,701)	(7,660,004)
Net increase (decrease)	110,535	247,091	$2,653,872	$5,046,513
Mega Cap Stock
Shares sold	12,783,733	31,449,352	$324,737,326	$674,293,692
Reinvestment of distributions	2,114,955	1,300,230	51,888,381	26,741,328
Shares redeemed	(9,455,997)	(14,101,698)	(239,344,987)	(301,970,898)
Net increase (decrease)	5,442,691	18,647,884	$137,280,720	$399,064,122
Class I
Shares sold	3,704,177	13,309,313	$93,790,615	$287,136,361
Reinvestment of distributions	414,797	206,340	10,192,705	4,255,654
Shares redeemed	(3,496,863)	(4,738,963)	(88,396,591)	(103,276,376)
Net increase (decrease)	622,111	8,776,690	$15,586,729	$188,115,639
Class Z
Shares sold	5,669,925	9,232,769	$140,679,793	$196,402,260
Reinvestment of distributions	278,046	41,335	6,781,731	845,995
Shares redeemed	(1,658,721)	(1,917,253)	(41,837,568)	(40,615,288)
Net increase (decrease)	4,289,250	7,356,851	$105,623,956	$156,632,967
12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
13. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
A special meeting of shareholders was held on July 16, 2024. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Bettina Doulton
Affirmative	28,001,365,920.38	97.84
Withheld	617,054,076.69	2.16
TOTAL	28,618,419,997.07	100.00
Robert A. Lawrence
Affirmative	27,971,499,925.56	97.74
Withheld	646,920,071.51	2.26
TOTAL	28,618,419,997.07	100.00
Vijay C. Advani
Affirmative	27,969,572,242.17	97.73
Withheld	648,847,754.89	2.27
TOTAL	28,618,419,997.07	100.00
Thomas P. Bostick
Affirmative	27,969,020,972.17	97.73
Withheld	649,399,024.90	2.27
TOTAL	28,618,419,997.07	100.00
Donald F. Donahue
Affirmative	27,968,347,738.20	97.73
Withheld	650,072,258.87	2.27
TOTAL	28,618,419,997.07	100.00
Vicki L. Fuller
Affirmative	27,989,732,087.37	97.80
Withheld	628,687,909.70	2.20
TOTAL	28,618,419,997.07	100.00
Patricia L. Kampling
Affirmative	27,998,934,667.72	97.84
Withheld	619,485,329.35	2.16
TOTAL	28,618,419,997.07	100.00
Thomas A. Kennedy
Affirmative	28,003,822,853.71	97.85
Withheld	614,597,143.36	2.15
TOTAL	28,618,419,997.07	100.00
Oscar Munoz
Affirmative	27,972,777,601.40	97.74
Withheld	645,642,395.66	2.26
TOTAL	28,618,419,997.07	100.00
Karen B. Peetz
Affirmative	27,996,202,442.16	97.83
Withheld	622,217,554.91	2.17
TOTAL	28,618,419,997.07	100.00
David M. Thomas
Affirmative	27,951,653,339.99	97.67
Withheld	666,766,657.08	2.33
TOTAL	28,618,419,997.07	100.00
Susan Tomasky
Affirmative	27,974,319,919.30	97.75
Withheld	644,100,077.77	2.25
TOTAL	28,618,419,997.07	100.00
Michael E. Wiley
Affirmative	27,955,275,377.95	97.68
Withheld	663,144,619.12	2.32
TOTAL	28,618,419,997.07	100.00

Proposal 1 reflects trust-wide proposal and voting results.

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.714809.128
GII-SANN-0325
Fidelity® Fund

Semi-Annual Report
December 31, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Fund
Schedule of Investments December 31, 2024 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 98.6%
	Shares	Value ($)
BELGIUM - 0.2%
Health Care - 0.2%
Pharmaceuticals - 0.2%
UCB SA	73,000	14,533,597
BRAZIL - 0.3%
Materials - 0.3%
Metals & Mining - 0.3%
Wheaton Precious Metals Corp	405,500	22,824,450
CANADA - 1.2%
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Alimentation Couche-Tard Inc	194,500	10,786,838
Energy - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
Cameco Corp (United States)	311,600	16,013,124
Canadian Natural Resources Ltd	1,107,000	34,177,648
Cenovus Energy Inc (United States)	852,700	12,918,405
		63,109,177
Health Care - 0.0%
Biotechnology - 0.0%
Xenon Pharmaceuticals Inc (a)	53,000	2,077,600
Materials - 0.3%
Metals & Mining - 0.3%
Franco-Nevada Corp	192,700	22,644,881
TOTAL CANADA		98,618,496
CHINA - 0.2%
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
PDD Holdings Inc Class A ADR (a)	84,500	8,195,655
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
NXP Semiconductors NV	44,777	9,306,899
TOTAL CHINA		17,502,554
INDIA - 0.6%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Zomato Ltd (a)	2,454,700	7,975,197
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Reliance Industries Ltd	465,200	6,606,887
Financials - 0.5%
Banks - 0.5%
HDFC Bank Ltd/Gandhinagar ADR	604,500	38,603,371
TOTAL INDIA		53,185,455
ISRAEL - 0.1%
Information Technology - 0.1%
Software - 0.1%
Cellebrite DI Ltd (a)	427,500	9,417,824
ITALY - 0.8%
Consumer Discretionary - 0.7%
Textiles, Apparel & Luxury Goods - 0.7%
Brunello Cucinelli SpA	505,600	55,200,695
Industrials - 0.1%
Passenger Airlines - 0.1%
Ryanair Holdings PLC ADR	246,500	10,744,935
TOTAL ITALY		65,945,630
JAPAN - 0.4%
Industrials - 0.3%
Industrial Conglomerates - 0.3%
Hitachi Ltd	814,600	19,949,602
Materials - 0.1%
Chemicals - 0.1%
Shin-Etsu Chemical Co Ltd	296,600	9,769,153
TOTAL JAPAN		29,718,755
KOREA (SOUTH) - 0.5%
Information Technology - 0.5%
Technology Hardware, Storage & Peripherals - 0.5%
Samsung Electronics Co Ltd	1,289,820	45,839,623
NETHERLANDS - 1.1%
Health Care - 0.6%
Biotechnology - 0.6%
Argenx SE ADR (a)	75,200	46,248,000
Industrials - 0.1%
Professional Services - 0.1%
Wolters Kluwer NV	76,400	12,693,886
Information Technology - 0.4%
Semiconductors & Semiconductor Equipment - 0.4%
ASM International NV	13,800	7,987,895
ASML Holding NV	36,200	25,355,736
BE Semiconductor Industries NV	7,426	1,017,681
		34,361,312
TOTAL NETHERLANDS		93,303,198
TAIWAN - 1.4%
Information Technology - 1.4%
Semiconductors & Semiconductor Equipment - 1.4%
Taiwan Semiconductor Manufacturing Co Ltd ADR	580,200	114,583,698
UNITED KINGDOM - 0.9%
Financials - 0.4%
Insurance - 0.4%
Hiscox Ltd	2,442,661	33,117,787
Health Care - 0.4%
Pharmaceuticals - 0.4%
Astrazeneca PLC	244,000	31,812,644
Industrials - 0.1%
Professional Services - 0.1%
RELX PLC	275,600	12,487,156
TOTAL UNITED KINGDOM		77,417,587
UNITED STATES - 90.9%
Communication Services - 16.5%
Entertainment - 2.0%
Netflix Inc (a)	187,200	166,855,104
Interactive Media & Services - 14.3%
Alphabet Inc Class A	3,961,270	749,868,411
Meta Platforms Inc Class A	757,601	443,582,962
		1,193,451,373
Wireless Telecommunication Services - 0.2%
T-Mobile US Inc	79,800	17,614,254
TOTAL COMMUNICATION SERVICES		1,377,920,731

Consumer Discretionary - 13.2%
Automobiles - 0.2%
Tesla Inc (a)	41,500	16,759,360
Broadline Retail - 5.8%
Amazon.com Inc (a)	2,194,430	481,435,998
Hotels, Restaurants & Leisure - 2.0%
Chipotle Mexican Grill Inc (a)	809,300	48,800,790
DraftKings Inc Class A (a)	644,400	23,971,680
Hilton Worldwide Holdings Inc	376,400	93,031,024
		165,803,494
Household Durables - 0.9%
DR Horton Inc	190,800	26,677,656
PulteGroup Inc	418,500	45,574,650
TopBuild Corp (a)	21,200	6,600,408
		78,852,714
Specialty Retail - 3.6%
Floor & Decor Holdings Inc Class A (a)	132,900	13,250,130
Home Depot Inc/The	110,900	43,138,991
Lowe's Cos Inc	349,800	86,330,640
Murphy USA Inc	89,001	44,656,252
O'Reilly Automotive Inc (a)	33,000	39,131,400
TJX Cos Inc/The	573,900	69,332,859
Ulta Beauty Inc (a)	20,700	9,003,051
		304,843,323
Textiles, Apparel & Luxury Goods - 0.7%
Crocs Inc (a)(b)	410,000	44,907,300
Samsonite International SA (c)(d)	4,979,700	13,849,152
		58,756,452
TOTAL CONSUMER DISCRETIONARY		1,106,451,341

Consumer Staples - 1.0%
Beverages - 1.0%
Coca-Cola Co/The	1,373,000	85,482,980
Energy - 2.0%
Oil, Gas & Consumable Fuels - 2.0%
Antero Resources Corp (a)	599,200	21,001,960
Cheniere Energy Inc	194,800	41,856,676
Exxon Mobil Corp	985,400	105,999,478
		168,858,114
Financials - 8.7%
Banks - 2.9%
Bank of America Corp	1,642,800	72,201,060
Wells Fargo & Co	2,449,800	172,073,952
		244,275,012
Capital Markets - 0.6%
Blue Owl Capital Inc Class A	1,100,400	25,595,304
MSCI Inc	44,659	26,795,847
		52,391,151
Financial Services - 3.4%
Apollo Global Management Inc	373,500	61,687,260
Fiserv Inc (a)	290,300	59,633,426
Flywire Corp (a)	421,800	8,697,516
Mastercard Inc Class A	243,300	128,114,481
Toast Inc Class A (a)	667,600	24,334,020
		282,466,703
Insurance - 1.8%
Arthur J Gallagher & Co	254,200	72,154,670
Chubb Ltd	288,900	79,823,070
		151,977,740
TOTAL FINANCIALS		731,110,606

Health Care - 9.4%
Biotechnology - 1.3%
Alnylam Pharmaceuticals Inc (a)	102,700	24,166,337
Celldex Therapeutics Inc (a)	40,000	1,010,800
Cytokinetics Inc (a)	46,700	2,196,768
Dyne Therapeutics Inc (a)	107,713	2,537,718
Keros Therapeutics Inc (a)	25,000	395,750
Legend Biotech Corp ADR (a)	188,748	6,141,860
Regeneron Pharmaceuticals Inc (a)	101,400	72,230,262
		108,679,495
Health Care Equipment & Supplies - 1.5%
Artivion Inc (a)	293,700	8,396,883
Boston Scientific Corp (a)	1,163,800	103,950,616
TransMedics Group Inc (a)(b)	223,800	13,953,930
		126,301,429
Health Care Providers & Services - 2.0%
Cigna Group/The	125,200	34,572,728
UnitedHealth Group Inc	257,000	130,006,020
		164,578,748
Health Care Technology - 0.8%
Doximity Inc Class A (a)	1,245,172	66,479,733
Life Sciences Tools & Services - 1.2%
Danaher Corp	172,100	39,505,555
Thermo Fisher Scientific Inc	120,500	62,687,715
		102,193,270
Pharmaceuticals - 2.6%
Eli Lilly & Co	279,200	215,542,400
TOTAL HEALTH CARE		783,775,075

Industrials - 8.4%
Aerospace & Defense - 1.5%
BWX Technologies Inc	46,800	5,213,052
Howmet Aerospace Inc	404,100	44,196,417
Standardaero Inc (b)	41,800	1,034,968
TransDigm Group Inc	56,200	71,221,136
		121,665,573
Building Products - 1.8%
AZEK Co Inc/The Class A (a)	479,100	22,742,877
Builders FirstSource Inc (a)	245,900	35,146,487
Tecnoglass Inc	466,300	36,986,916
Trane Technologies PLC	151,400	55,919,590
		150,795,870
Construction & Engineering - 1.1%
Bowman Consulting Group Ltd (a)	10,411	259,754
EMCOR Group Inc	58,680	26,634,852
MYR Group Inc (a)	55,200	8,212,104
Quanta Services Inc	169,754	53,650,752
		88,757,462
Electrical Equipment - 1.1%
Eaton Corp PLC	123,100	40,853,197
GE Vernova Inc	82,400	27,103,832
Vertiv Holdings Co Class A	236,600	26,880,126
		94,837,155
Machinery - 1.8%
Chart Industries Inc (a)	179,400	34,236,696
Parker-Hannifin Corp	152,100	96,740,163
Westinghouse Air Brake Technologies Corp	123,900	23,490,201
		154,467,060
Professional Services - 0.5%
CACI International Inc (a)	42,200	17,051,332
KBR Inc	506,400	29,335,752
		46,387,084
Trading Companies & Distributors - 0.6%
FTAI Aviation Ltd	56,900	8,195,876
WW Grainger Inc	36,300	38,262,015
		46,457,891
TOTAL INDUSTRIALS		703,368,095

Information Technology - 29.1%
Communications Equipment - 0.0%
Ciena Corp (a)	500	42,405
IT Services - 0.3%
Gartner Inc (a)	43,800	21,219,786
Semiconductors & Semiconductor Equipment - 11.0%
Advanced Micro Devices Inc (a)	305,271	36,873,684
Aehr Test Systems (a)	100,000	1,663,000
Applied Materials Inc	259,500	42,202,485
Astera Labs Inc (a)	92,400	12,238,380
Lam Research Corp	432,000	31,203,360
Marvell Technology Inc	698,700	77,171,415
Micron Technology Inc	474,900	39,967,584
NVIDIA Corp	5,028,700	675,304,123
		916,624,031
Software - 12.2%
Adobe Inc (a)	277,000	123,176,360
Agilysys Inc (a)	39,200	5,163,032
Cadence Design Systems Inc (a)	237,600	71,389,296
Microsoft Corp	1,764,340	743,669,310
OpenAI Global LLC rights (a)(e)(f)	2,486,039	2,486,039
Salesforce Inc	212,400	71,011,692
ServiceTitan Inc Class A (a)	3,900	401,193
Weave Communications Inc (a)	13,200	210,144
		1,017,507,066
Technology Hardware, Storage & Peripherals - 5.6%
Apple Inc	1,865,800	467,233,636
TOTAL INFORMATION TECHNOLOGY		2,422,626,924

Materials - 1.3%
Chemicals - 0.6%
Corteva Inc	462,800	26,361,088
Sherwin-Williams Co/The	63,200	21,483,576
		47,844,664
Construction Materials - 0.2%
Martin Marietta Materials Inc	33,500	17,302,750
Metals & Mining - 0.5%
ATI Inc (a)	33,000	1,816,320
Freeport-McMoRan Inc	1,050,700	40,010,656
		41,826,976
TOTAL MATERIALS		106,974,390

Utilities - 1.3%
Electric Utilities - 0.5%
Constellation Energy Corp	195,600	43,757,676
Independent Power and Renewable Electricity Producers - 0.8%
Vistra Corp	487,400	67,197,838
TOTAL UTILITIES		110,955,514

TOTAL UNITED STATES		7,597,523,770
TOTAL COMMON STOCKS (Cost $4,782,638,324)		8,240,414,637

Money Market Funds - 1.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	4.36	117,342,500	117,365,969
Fidelity Securities Lending Cash Central Fund (g)(h)	4.35	7,143,836	7,144,549
TOTAL MONEY MARKET FUNDS (Cost $124,509,989)			124,510,518

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $4,907,148,313)	8,364,925,155
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(8,801,328)
NET ASSETS - 100.0%	8,356,123,827

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $13,849,152 or 0.2% of net assets.

(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $13,849,152 or 0.2% of net assets.

(e)	Level 3 security
(f)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,486,039 or 0.0% of net assets.

(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
OpenAI Global LLC rights	9/30/24	2,486,039

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	76,967,088	2,966,735,069	2,926,336,188	2,692,054	1,298	(1,298)	117,365,969	117,342,500	0.2%
Fidelity Securities Lending Cash Central Fund	9,384,149	134,725,492	136,965,092	12,284	-	-	7,144,549	7,143,836	0.0%
Total	86,351,237	3,101,460,561	3,063,301,280	2,704,338	1,298	(1,298)	124,510,518	124,486,336

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	1,377,920,731	1,377,920,731	-	-
Consumer Discretionary	1,177,822,888	1,177,822,888	-	-
Consumer Staples	96,269,818	96,269,818	-	-
Energy	238,574,178	238,574,178	-	-
Financials	802,831,764	802,831,764	-	-
Health Care	878,446,916	846,634,272	31,812,644	-
Industrials	759,243,674	726,806,916	32,436,758	-
Information Technology	2,636,136,280	2,562,454,882	71,195,359	2,486,039
Materials	162,212,874	152,443,721	9,769,153	-
Utilities	110,955,514	110,955,514	-	-

Money Market Funds	124,510,518	124,510,518	-	-
Total Investments in Securities:	8,364,925,155	8,217,225,202	145,213,914	2,486,039
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of December 31, 2024 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $7,027,165) - See accompanying schedule:
Unaffiliated issuers (cost $4,782,638,324)	$8,240,414,637
Fidelity Central Funds (cost $124,509,989)	124,510,518

Total Investment in Securities (cost $4,907,148,313)		$8,364,925,155
Cash		3,390
Receivable for investments sold		739,365
Receivable for fund shares sold		1,394,259
Dividends receivable		1,874,264
Distributions receivable from Fidelity Central Funds		326,732
Prepaid expenses		7,345
Other receivables		87,237
Total assets		8,369,357,747
Liabilities
Payable for investments purchased	$69,262
Payable for fund shares redeemed	2,886,313
Accrued management fee	2,990,319
Other payables and accrued expenses	143,476
Collateral on securities loaned	7,144,550
Total liabilities		13,233,920
Net Assets		$8,356,123,827
Net Assets consist of:
Paid in capital		$3,354,099,966
Total accumulated earnings (loss)		5,002,023,861
Net Assets		$8,356,123,827

Net Asset Value and Maximum Offering Price
Fidelity Fund :
Net Asset Value, offering price and redemption price per share ($8,033,126,214 ÷ 84,831,990 shares)		$94.69
Class K :
Net Asset Value, offering price and redemption price per share ($322,997,613 ÷ 3,408,198 shares)		$94.77
Statement of Operations
Six months ended December 31, 2024 (Unaudited)
Investment Income
Dividends		$29,096,335
Interest		48,215
Income from Fidelity Central Funds (including $12,284 from security lending)		2,704,338
Total income		31,848,888
Expenses
Management fee	$17,446,455
Custodian fees and expenses	45,446
Independent trustees' fees and expenses	18,125
Registration fees	45,094
Audit fees	60,884
Legal	10,523
Miscellaneous	12,747
Total expenses		17,639,274
Net Investment income (loss)		14,209,614
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	49,841,938
Redemptions in-kind	1,467,282,026
Fidelity Central Funds	1,298
Foreign currency transactions	147,600
Futures contracts	14,085,204
Total net realized gain (loss)		1,531,358,066
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(1,145,312,286)
Fidelity Central Funds	(1,298)
Assets and liabilities in foreign currencies	(3,870)
Total change in net unrealized appreciation (depreciation)		(1,145,317,454)
Net gain (loss)		386,040,612
Net increase (decrease) in net assets resulting from operations		$400,250,226
Statement of Changes in Net Assets

	Six months ended December 31, 2024 (Unaudited)	Year ended June 30, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$14,209,614	$38,732,814
Net realized gain (loss)	1,531,358,066	952,717,721
Change in net unrealized appreciation (depreciation)	(1,145,317,454)	1,062,230,093
Net increase (decrease) in net assets resulting from operations	400,250,226	2,053,680,628
Distributions to shareholders	-	(162,281,321)

Share transactions - net increase (decrease)	(274,869,687)	(23,407,018)
Total increase (decrease) in net assets	125,380,539	1,867,992,289

Net Assets
Beginning of period	8,230,743,288	6,362,750,999
End of period	$8,356,123,827	$8,230,743,288

Financial Highlights
Fidelity® Fund

	Six months ended (Unaudited) December 31, 2024	Years ended June 30, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$90.56	$69.85	$58.06	$72.20	$54.21	$47.60
Income from Investment Operations
Net investment income (loss) A,B	.16	.42	.44	.25	.28	.39
Net realized and unrealized gain (loss)	3.97	22.08	11.74	(10.75)	19.40	8.96
Total from investment operations	4.13	22.50	12.18	(10.50)	19.68	9.35
Distributions from net investment income	-	(.49)	(.39)	(.21)	(.32)	(.42)
Distributions from net realized gain	-	(1.31)	-	(3.44)	(1.38)	(2.32)
Total distributions	-	(1.79) C	(.39)	(3.64) C	(1.69) C	(2.74)
Net asset value, end of period	$94.69	$90.56	$69.85	$58.06	$72.20	$54.21
Total Return D,E	4.56%	32.89%	21.06%	(15.60)%	36.94%	20.51%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.42% H	.45%	.46%	.45%	.47%	.48%
Expenses net of fee waivers, if any	.42 % H	.44%	.46%	.45%	.47%	.48%
Expenses net of all reductions	.42% H	.44%	.46%	.45%	.46%	.48%
Net investment income (loss)	.34% H	.55%	.71%	.35%	.44%	.79%
Supplemental Data
Net assets, end of period (000 omitted)	$8,033,126	$7,905,243	$6,125,431	$5,467,793	$6,757,824	$4,401,508
Portfolio turnover rate I	25 % H,J	25% J	43% J	39%	34% K	51%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
KThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity® Fund Class K

	Six months ended (Unaudited) December 31, 2024	Years ended June 30, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$90.60	$69.88	$58.07	$72.21	$54.20	$47.60
Income from Investment Operations
Net investment income (loss) A,B	.19	.48	.50	.30	.33	.43
Net realized and unrealized gain (loss)	3.98	22.09	11.74	(10.74)	19.41	8.96
Total from investment operations	4.17	22.57	12.24	(10.44)	19.74	9.39
Distributions from net investment income	-	(.55)	(.43)	(.26)	(.35)	(.46)
Distributions from net realized gain	-	(1.31)	-	(3.44)	(1.38)	(2.32)
Total distributions	-	(1.85) C	(.43)	(3.70)	(1.73)	(2.79) C
Net asset value, end of period	$94.77	$90.60	$69.88	$58.07	$72.21	$54.20
Total Return D,E	4.60%	33.00%	21.18%	(15.54)%	37.07%	20.60%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.34% H	.37%	.38%	.38%	.39%	.40%
Expenses net of fee waivers, if any	.34 % H	.36%	.37%	.37%	.39%	.40%
Expenses net of all reductions	.34% H	.36%	.37%	.37%	.38%	.39%
Net investment income (loss)	.42% H	.63%	.79%	.43%	.52%	.87%
Supplemental Data
Net assets, end of period (000 omitted)	$322,998	$325,500	$237,320	$673,876	$411,377	$522,279
Portfolio turnover rate I	25 % H,J	25% J	43% J	39%	34% K	51%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
KThe portfolio turnover rate does not include the assets acquired in the reorganization.
Notes to Financial Statements
 (Unaudited)
For the period ended December 31, 2024

1. Organization.
Fidelity Fund (the Fund) is a fund of Fidelity Hastings Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Fidelity Fund and Class K shares, each of which has equal rights as to assets and voting privileges.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Fund	$31,839

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, redemptions in-kind and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$3,697,412,254
Gross unrealized depreciation	(240,899,407)
Net unrealized appreciation (depreciation)	$3,456,512,847
Tax cost	$4,908,412,308

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncement. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Fund	3,106,731,755	1,020,056,982

Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The net realized gain or loss on investments delivered through in-kind redemptions is included in the "Net realized gain (loss) on: Redemptions in-kind" line in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity Fund	26,276,518	1,467,282,026	2,399,477,110

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity Fund	15,264,095	860,922,840	1,290,078,477
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Fidelity Fund	.42
Class K	.34

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Fidelity Fund	.42
Class K	.34

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Fund	26,174

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Fund	372,006,688	67,217,993	2,287,196
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2025 unless extended or renewed.

Amount ($)
Fidelity Fund	5,366
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Fund	1,385	231	-
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended December 31, 2024	Year ended June 30, 2024
Fidelity Fund
Distributions to shareholders
Fidelity Fund	$ -	$155,989,053
Class K	-	6,292,268
Total	$ -	$162,281,321
10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended December 31, 2024	Year ended June 30, 2024	Six months ended December 31, 2024	Year ended June 30, 2024
Fidelity Fund
Fidelity Fund
Shares sold	28,126,827	20,591,536	$2,542,641,945	$1,698,668,011
Reinvestment of distributions	-	1,951,351	-	140,752,055
Shares redeemed	(30,589,277)	(22,941,952)	(2,800,357,301)	(1,878,183,998)
Net increase (decrease)	(2,462,450)	(399,065)	$(257,715,356)	$(38,763,932)
Class K
Shares sold	248,937	629,284	$23,014,528	$49,061,890
Reinvestment of distributions	-	87,237	-	6,292,268
Shares redeemed	(433,658)	(519,871)	(40,168,859)	(39,997,244)
Net increase (decrease)	(184,721)	196,650	$(17,154,331)	$15,356,914
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
A special meeting of shareholders was held on July 16, 2024. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Bettina Doulton
Affirmative	28,001,365,920.38	97.84
Withheld	617,054,076.69	2.16
TOTAL	28,618,419,997.07	100.00
Robert A. Lawrence
Affirmative	27,971,499,925.56	97.74
Withheld	646,920,071.51	2.26
TOTAL	28,618,419,997.07	100.00
Vijay C. Advani
Affirmative	27,969,572,242.17	97.73
Withheld	648,847,754.89	2.27
TOTAL	28,618,419,997.07	100.00
Thomas P. Bostick
Affirmative	27,969,020,972.17	97.73
Withheld	649,399,024.90	2.27
TOTAL	28,618,419,997.07	100.00
Donald F. Donahue
Affirmative	27,968,347,738.20	97.73
Withheld	650,072,258.87	2.27
TOTAL	28,618,419,997.07	100.00
Vicki L. Fuller
Affirmative	27,989,732,087.37	97.80
Withheld	628,687,909.70	2.20
TOTAL	28,618,419,997.07	100.00
Patricia L. Kampling
Affirmative	27,998,934,667.72	97.84
Withheld	619,485,329.35	2.16
TOTAL	28,618,419,997.07	100.00
Thomas A. Kennedy
Affirmative	28,003,822,853.71	97.85
Withheld	614,597,143.36	2.15
TOTAL	28,618,419,997.07	100.00
Oscar Munoz
Affirmative	27,972,777,601.40	97.74
Withheld	645,642,395.66	2.26
TOTAL	28,618,419,997.07	100.00
Karen B. Peetz
Affirmative	27,996,202,442.16	97.83
Withheld	622,217,554.91	2.17
TOTAL	28,618,419,997.07	100.00
David M. Thomas
Affirmative	27,951,653,339.99	97.67
Withheld	666,766,657.08	2.33
TOTAL	28,618,419,997.07	100.00
Susan Tomasky
Affirmative	27,974,319,919.30	97.75
Withheld	644,100,077.77	2.25
TOTAL	28,618,419,997.07	100.00
Michael E. Wiley
Affirmative	27,955,275,377.95	97.68
Withheld	663,144,619.12	2.32
TOTAL	28,618,419,997.07	100.00

Proposal 1 reflects trust-wide proposal and voting results.

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.540016.127
FID-SANN-0325
Fidelity® Series Large Cap Stock Fund

Semi-Annual Report
December 31, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Series Large Cap Stock Fund
Schedule of Investments December 31, 2024 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 98.5%
	Shares	Value ($)
BELGIUM - 0.9%
Health Care - 0.9%
Pharmaceuticals - 0.9%
UCB SA	879,200	175,040,254
BRAZIL - 0.1%
Industrials - 0.1%
Aerospace & Defense - 0.1%
Embraer SA ADR (b)	297,900	10,926,972
CANADA - 1.6%
Energy - 1.4%
Oil, Gas & Consumable Fuels - 1.4%
Athabasca Oil Corp (b)	8,139,700	30,181,642
Imperial Oil Ltd (c)	3,244,000	199,927,622
MEG Energy Corp	2,640,650	43,354,092
		273,463,356
Industrials - 0.2%
Aerospace & Defense - 0.2%
Bombardier Inc Class B (b)	541,800	36,843,681
TOTAL CANADA		310,307,037
CONGO DEMOCRATIC REPUBLIC OF - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
Ivanhoe Mine Ltd Class A (b)	3,929,900	46,640,992
FRANCE - 0.6%
Consumer Staples - 0.1%
Beverages - 0.1%
Pernod Ricard SA	254,700	28,757,579
Industrials - 0.4%
Aerospace & Defense - 0.4%
Airbus SE	474,200	75,934,121
Information Technology - 0.1%
Software - 0.1%
Dassault Systemes SE	456,500	15,796,697
TOTAL FRANCE		120,488,397
GERMANY - 1.1%
Information Technology - 1.1%
Software - 1.1%
SAP SE ADR	900,246	221,649,568
ITALY - 0.1%
Consumer Staples - 0.0%
Beverages - 0.0%
Davide Campari-Milano NV (c)	1,890,878	11,833,907
Industrials - 0.1%
Passenger Airlines - 0.1%
Ryanair Holdings PLC ADR	283,500	12,357,765
TOTAL ITALY		24,191,672
KOREA (SOUTH) - 0.1%
Information Technology - 0.1%
Technology Hardware, Storage & Peripherals - 0.1%
Samsung Electronics Co Ltd	553,130	19,657,992
NETHERLANDS - 0.8%
Communication Services - 0.4%
Entertainment - 0.4%
Universal Music Group NV	2,806,081	71,777,099
Health Care - 0.2%
Biotechnology - 0.1%
Argenx SE ADR (b)	24,200	14,883,000
Merus NV (b)	203,100	8,540,355
		23,423,355
Health Care Equipment & Supplies - 0.1%
Koninklijke Philips NV depository receipt	798,894	20,227,996
Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
ASML Holding NV depository receipt	35,700	24,742,956
BE Semiconductor Industries NV	140,462	19,249,328
		43,992,284
TOTAL NETHERLANDS		159,420,734
PORTUGAL - 0.2%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Galp Energia SGPS SA	2,489,200	41,257,691
SPAIN - 0.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Cellnex Telecom SA (d)(e)	856,200	27,044,401
SWITZERLAND - 0.1%
Health Care - 0.1%
Pharmaceuticals - 0.1%
Galderma Group AG (b)	214,960	23,837,336
TAIWAN - 0.5%
Information Technology - 0.5%
Semiconductors & Semiconductor Equipment - 0.5%
Taiwan Semiconductor Manufacturing Co Ltd ADR	469,700	92,761,053
UNITED KINGDOM - 0.7%
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
JD Sports Fashion PLC	5,020,800	6,027,832
Consumer Staples - 0.4%
Beverages - 0.3%
Diageo PLC ADR (c)	424,500	53,966,686
Tobacco - 0.1%
British American Tobacco PLC ADR	375,100	13,623,632
TOTAL CONSUMER STAPLES		67,590,318

Financials - 0.0%
Capital Markets - 0.0%
3i Group PLC	219,700	9,779,561
Industrials - 0.2%
Aerospace & Defense - 0.2%
Rolls-Royce Holdings PLC (b)	4,909,300	34,813,777
Information Technology - 0.1%
Software - 0.1%
Sage Group PLC/The	1,061,700	16,919,980
TOTAL UNITED KINGDOM		135,131,468
UNITED STATES - 90.3%
Communication Services - 9.8%
Entertainment - 0.5%
Walt Disney Co/The	956,093	106,460,956
Interactive Media & Services - 7.9%
Alphabet Inc Class A	2,499,325	473,122,223
Alphabet Inc Class C	2,109,760	401,782,694
Match Group Inc	1,034,000	33,822,140
Meta Platforms Inc Class A	1,011,700	592,360,467
Snap Inc Class A (b)	5,035,270	54,229,858
		1,555,317,382
Media - 1.4%
Charter Communications Inc Class A (b)	29,300	10,043,161
Comcast Corp Class A	7,055,642	264,798,244
		274,841,405
TOTAL COMMUNICATION SERVICES		1,936,619,743

Consumer Discretionary - 3.1%
Automobiles - 0.0%
Rivian Automotive Inc Class A (b)(c)	924,800	12,299,839
Broadline Retail - 0.1%
Amazon.com Inc (b)	66,200	14,523,618
Hotels, Restaurants & Leisure - 1.8%
Booking Holdings Inc (i)	44,637	221,775,364
Expedia Group Inc Class A (b)	170,000	31,676,100
Marriott International Inc/MD Class A1	234,900	65,523,006
Starbucks Corp	364,400	33,251,500
		352,225,970
Household Durables - 0.2%
Mohawk Industries Inc (b)	198,789	23,681,734
Whirlpool Corp	151,863	17,385,276
		41,067,010
Specialty Retail - 0.9%
Lowe's Cos Inc	616,107	152,055,208
RH (b)	60,900	23,969,631
		176,024,839
Textiles, Apparel & Luxury Goods - 0.1%
NIKE Inc Class B	201,800	15,270,206
TOTAL CONSUMER DISCRETIONARY		611,411,482

Consumer Staples - 4.4%
Beverages - 1.4%
Coca-Cola Co/The	2,264,195	140,968,781
Keurig Dr Pepper Inc	3,873,700	124,423,244
Monster Beverage Corp (b)	198,400	10,427,904
		275,819,929
Consumer Staples Distribution & Retail - 1.4%
Performance Food Group Co (b)	387,800	32,788,490
Sysco Corp	1,048,800	80,191,248
Target Corp	325,700	44,028,126
US Foods Holding Corp (b)	475,600	32,083,976
Walmart Inc (i)	906,300	81,884,205
		270,976,045
Food Products - 0.0%
Lamb Weston Holdings Inc	101,477	6,781,708
Personal Care Products - 1.5%
Estee Lauder Cos Inc/The Class A	527,800	39,574,444
Haleon PLC ADR	13,964,136	133,217,857
Kenvue Inc	5,854,311	124,989,540
		297,781,841
Tobacco - 0.1%
Philip Morris International Inc	162,400	19,544,840
TOTAL CONSUMER STAPLES		870,904,363

Energy - 6.5%
Energy Equipment & Services - 0.1%
Tidewater Inc (b)	254,800	13,940,108
Oil, Gas & Consumable Fuels - 6.4%
Exxon Mobil Corp	8,198,801	881,945,024
Hess Corp	12,800	1,702,528
Shell PLC ADR	6,197,100	388,248,315
		1,271,895,867
TOTAL ENERGY		1,285,835,975

Financials - 17.9%
Banks - 12.5%
Bank of America Corp	12,191,394	535,811,767
Citigroup Inc	274,800	19,343,172
JPMorgan Chase & Co	885,171	212,184,340
M&T Bank Corp	472,820	88,894,888
PNC Financial Services Group Inc/The	1,074,221	207,163,520
US Bancorp	3,030,919	144,968,856
Wells Fargo & Co	18,060,589	1,268,575,772
		2,476,942,315
Capital Markets - 2.3%
Charles Schwab Corp/The	158,800	11,752,788
CME Group Inc Class A	19,900	4,621,377
KKR & Co Inc Class A	1,445,551	213,811,448
Moody's Corp	31,500	14,911,155
Morgan Stanley	254,924	32,049,045
MSCI Inc	11,300	6,780,113
Northern Trust Corp	1,604,109	164,421,173
Raymond James Financial Inc	106,903	16,605,243
		464,952,342
Financial Services - 2.7%
Apollo Global Management Inc	15,000	2,477,399
Corpay Inc (b)	69,600	23,554,032
Fidelity National Information Services Inc	129,900	10,492,023
Global Payments Inc	156,300	17,514,978
Mastercard Inc Class A	152,889	80,506,761
PayPal Holdings Inc (b)	373,900	31,912,365
Visa Inc Class A	1,178,493	372,450,928
		538,908,486
Insurance - 0.4%
Arthur J Gallagher & Co	127,500	36,190,875
Chubb Ltd	140,597	38,846,951
		75,037,826
TOTAL FINANCIALS		3,555,840,969

Health Care - 9.6%
Biotechnology - 0.4%
Alnylam Pharmaceuticals Inc (b)	158,850	37,378,994
Gilead Sciences Inc	140,800	13,005,696
Vaxcyte Inc (b)	432,100	35,371,706
		85,756,396
Health Care Equipment & Supplies - 2.1%
Abbott Laboratories	157,200	17,780,892
Becton Dickinson & Co	144,706	32,829,450
Boston Scientific Corp (b)	3,724,719	332,691,901
Masimo Corp (b)	95,300	15,753,090
Solventum Corp	223,718	14,778,811
		413,834,144
Health Care Providers & Services - 4.2%
Cardinal Health Inc	805,858	95,308,826
Cigna Group/The	600,511	165,825,108
Guardant Health Inc (b)	390,000	11,914,499
Humana Inc	340,000	86,261,400
McKesson Corp	268,721	153,146,785
UnitedHealth Group Inc	615,981	311,600,149
		824,056,767
Life Sciences Tools & Services - 0.3%
Danaher Corp	293,900	67,464,745
Thermo Fisher Scientific Inc	13,200	6,867,036
		74,331,781
Pharmaceuticals - 2.6%
Bristol-Myers Squibb Co	2,888,260	163,359,986
Eli Lilly & Co (i)	159,300	122,979,600
GSK PLC ADR	3,533,828	119,514,063
Johnson & Johnson	709,777	102,647,949
		508,501,598
TOTAL HEALTH CARE		1,906,480,686

Industrials - 16.0%
Aerospace & Defense - 9.3%
Boeing Co (b)	3,846,206	680,778,462
GE Aerospace	5,797,606	966,982,705
General Dynamics Corp	203,360	53,583,326
Huntington Ingalls Industries Inc	194,450	36,745,217
Spirit AeroSystems Holdings Inc Class A (b)	2,549,082	86,872,715
Textron Inc	148,300	11,343,466
		1,836,305,891
Air Freight & Logistics - 1.0%
United Parcel Service Inc Class B	1,564,956	197,340,952
Commercial Services & Supplies - 0.2%
GFL Environmental Inc Subordinate Voting Shares	501,800	22,369,713
Veralto Corp	101,866	10,375,052
		32,744,765
Construction & Engineering - 0.0%
Centuri Holdings Inc	488,800	9,438,728
Electrical Equipment - 4.0%
GE Vernova Inc (i)	1,702,626	560,044,771
Hubbell Inc	136,414	57,142,460
Regal Rexnord Corp	308,400	47,842,092
Vertiv Holdings Co Class A	1,153,200	131,015,052
		796,044,375
Ground Transportation - 0.3%
Knight-Swift Transportation Holdings Inc	1,077,015	57,124,876
Machinery - 1.0%
Allison Transmission Holdings Inc	258,300	27,911,898
Chart Industries Inc (b)	157,800	30,114,552
Cummins Inc	91,900	32,036,340
Deere & Co	90,500	38,344,850
Donaldson Co Inc	221,023	14,885,899
Nordson Corp	53,500	11,194,340
Otis Worldwide Corp	238,884	22,123,047
Stanley Black & Decker Inc	145,300	11,666,137
Westinghouse Air Brake Technologies Corp	103,585	19,638,680
		207,915,743
Professional Services - 0.1%
Equifax Inc	52,400	13,354,140
Trading Companies & Distributors - 0.1%
Watsco Inc	24,100	11,420,749
TOTAL INDUSTRIALS		3,161,690,219

Information Technology - 20.9%
IT Services - 0.2%
EPAM Systems Inc (b)	37,000	8,651,340
IBM Corporation	140,100	30,798,183
		39,449,523
Semiconductors & Semiconductor Equipment - 8.6%
Analog Devices Inc	162,738	34,575,315
Applied Materials Inc	307,802	50,057,839
Broadcom Inc (i)	875,400	202,952,736
Lam Research Corp	664,000	47,960,720
Marvell Technology Inc	2,113,385	233,423,373
Micron Technology Inc	252,100	21,216,736
NVIDIA Corp	7,634,600	1,025,250,435
QUALCOMM Inc	457,031	70,209,102
Teradyne Inc	217,000	27,324,640
		1,712,970,896
Software - 8.9%
Adobe Inc (b)	295,700	131,491,876
Autodesk Inc (b)	211,728	62,580,445
Elastic NV (b)	196,500	19,469,220
Intuit Inc	74,700	46,948,950
Microsoft Corp	3,162,805	1,333,122,308
Oracle Corp	988,500	164,723,640
		1,758,336,439
Technology Hardware, Storage & Peripherals - 3.2%
Apple Inc	2,375,014	594,751,006
Dell Technologies Inc Class C	351,400	40,495,336
		635,246,342
TOTAL INFORMATION TECHNOLOGY		4,146,003,200

Materials - 0.3%
Chemicals - 0.2%
Air Products and Chemicals Inc	120,700	35,007,828
Sherwin-Williams Co/The	29,100	9,891,963
		44,899,791
Metals & Mining - 0.1%
Freeport-McMoRan Inc	541,942	20,637,150
TOTAL MATERIALS		65,536,941

Real Estate - 0.7%
Industrial REITs - 0.0%
Terreno Realty Corp	254,600	15,057,043
Residential REITs - 0.1%
Sun Communities Inc	127,600	15,690,972
Specialized REITs - 0.6%
American Tower Corp	265,981	48,783,575
Crown Castle Inc	671,500	60,945,340
Equinix Inc	4,422	4,169,460
		113,898,375
TOTAL REAL ESTATE		144,646,390

Utilities - 1.1%
Electric Utilities - 1.0%
Duke Energy Corp	71,400	7,692,636
Edison International	154,200	12,311,328
Entergy Corp	221,400	16,786,548
Southern Co/The	1,969,600	162,137,472
		198,927,984
Independent Power and Renewable Electricity Producers - 0.1%
Vistra Corp	122,200	16,847,714
TOTAL UTILITIES		215,775,698

TOTAL UNITED STATES		17,900,745,666
ZAMBIA - 1.1%
Materials - 1.1%
Metals & Mining - 1.1%
First Quantum Minerals Ltd (b)	16,356,500	210,849,730
TOTAL COMMON STOCKS (Cost $10,272,661,379)		19,519,950,963

U.S. Treasury Obligations - 0.1%
	Yield (%) (f)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 3/6/2025 (i) (Cost $24,600,119)	4.33	24,789,000	24,607,461

Money Market Funds - 1.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	4.36	257,338,537	257,390,005
Fidelity Securities Lending Cash Central Fund (g)(h)	4.35	39,681,230	39,685,198
TOTAL MONEY MARKET FUNDS (Cost $297,075,203)			297,075,203

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $10,594,336,701)	19,841,633,627
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(26,530,647)
NET ASSETS - 100.0%	19,815,102,980

Written Options
	Counterparty	Number of Contracts	Notional Amount ($)	Exercise Price ($)	Expiration Date	Value ($)
Call Options
Booking Holdings Inc	Chicago Board Options Exchange	42	20,867,364	5,500.00	02/21/25	(171,570)
Booking Holdings Inc	Chicago Board Options Exchange	26	12,917,892	5,550.00	03/21/25	(187,720)
Broadcom Inc	Chicago Board Options Exchange	1,754	40,664,736	270.00	03/21/25	(1,284,805)
Eli Lilly & Co	Chicago Board Options Exchange	162	12,506,400	900.00	02/21/25	(122,715)
GE Vernova Inc	Chicago Board Options Exchange	1,656	54,470,808	380.00	02/21/25	(1,432,440)
Walmart Inc	Chicago Board Options Exchange	2,367	21,385,845	100.00	02/21/25	(173,975)

						(3,373,225)
Put Options
GE Vernova Inc	Chicago Board Options Exchange	850	27,959,050	280.00	02/21/25	(480,250)

						(480,250)
TOTAL WRITTEN OPTIONS						(3,853,475)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $27,044,401 or 0.1% of net assets.

(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $27,044,401 or 0.1% of net assets.

(f)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.
(i)	Security or a portion of the security is pledged as collateral for options written. At period end, the value of securities pledged amounted to $187,271,654.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	285,088,259	1,415,723,002	1,443,421,256	10,819,289	-	-	257,390,005	257,338,537	0.5%
Fidelity Securities Lending Cash Central Fund	33,071,211	413,768,239	407,154,241	79,974	(11)	-	39,685,198	39,681,230	0.2%
Total	318,159,470	1,829,491,241	1,850,575,497	10,899,263	(11)	-	297,075,203	297,019,767

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	2,035,441,243	1,936,619,743	98,821,500	-
Consumer Discretionary	617,439,314	617,439,314	-	-
Consumer Staples	979,086,167	967,252,260	11,833,907	-
Energy	1,600,557,022	1,559,299,331	41,257,691	-
Financials	3,565,620,530	3,555,840,969	9,779,561	-
Health Care	2,149,009,627	2,149,009,627	-	-
Industrials	3,332,566,535	3,221,818,637	110,747,898	-
Information Technology	4,556,780,774	4,521,326,085	35,454,689	-
Materials	323,027,663	323,027,663	-	-
Real Estate	144,646,390	144,646,390	-	-
Utilities	215,775,698	215,775,698	-	-

U.S. Treasury Obligations	24,607,461	-	24,607,461	-

Money Market Funds	297,075,203	297,075,203	-	-
Total Investments in Securities:	19,841,633,627	19,509,130,920	332,502,707	-
Derivative Instruments: Liabilities
Written Options	(3,853,475)	(3,853,475)	-	-
Total Liabilities	(3,853,475)	(3,853,475)	-	-
Total Derivative Instruments:	(3,853,475)	(3,853,475)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of December 31, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Written Options (a)	0	(3,853,475)
Total Equity Risk	0	(3,853,475)
Total Value of Derivatives	0	(3,853,475)

(a)Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of December 31, 2024 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $37,982,095) - See accompanying schedule:
Unaffiliated issuers (cost $10,297,261,498)	$19,544,558,424
Fidelity Central Funds (cost $297,075,203)	297,075,203

Total Investment in Securities (cost $10,594,336,701)		$19,841,633,627
Foreign currency held at value (cost $124)		124
Receivable for investments sold		1,984,998
Receivable for fund shares sold		19,325,314
Dividends receivable		15,243,732
Distributions receivable from Fidelity Central Funds		1,138,999
Other receivables		37,094
Total assets		19,879,363,888
Liabilities
Payable for investments purchased	$1,586,623
Payable for fund shares redeemed	19,079,953
Written options, at value (premium received $6,217,518)	3,853,475
Other payables and accrued expenses	72,469
Collateral on securities loaned	39,668,388
Total liabilities		64,260,908
Net Assets		$19,815,102,980
Net Assets consist of:
Paid in capital		$10,401,251,719
Total accumulated earnings (loss)		9,413,851,261
Net Assets		$19,815,102,980
Net Asset Value, offering price and redemption price per share ($19,815,102,980 ÷ 863,317,792 shares)		$22.95
Statement of Operations
Six months ended December 31, 2024 (Unaudited)
Investment Income
Dividends		$137,836,411
Interest		69,348
Income from Fidelity Central Funds (including $79,974 from security lending)		10,899,263
Total income		148,805,022
Expenses
Custodian fees and expenses	$106,527
Independent trustees' fees and expenses	41,990
Total expenses before reductions	148,517
Expense reductions	(7,000)
Total expenses after reductions		141,517
Net Investment income (loss)		148,663,505
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	597,763,551
Fidelity Central Funds	(11)
Foreign currency transactions	(11,015)
Written options	14,711,257
Total net realized gain (loss)		612,463,782
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	843,369,647
Assets and liabilities in foreign currencies	(113,566)
Written options	830,024
Total change in net unrealized appreciation (depreciation)		844,086,105
Net gain (loss)		1,456,549,887
Net increase (decrease) in net assets resulting from operations		$1,605,213,392
Statement of Changes in Net Assets

	Six months ended December 31, 2024 (Unaudited)	Year ended June 30, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$148,663,505	$281,668,748
Net realized gain (loss)	612,463,782	1,229,757,623
Change in net unrealized appreciation (depreciation)	844,086,105	2,662,218,857
Net increase (decrease) in net assets resulting from operations	1,605,213,392	4,173,645,228
Distributions to shareholders	(1,506,107,312)	(821,641,569)

Share transactions
Proceeds from sales of shares	2,004,787,596	2,385,418,960
Reinvestment of distributions	1,506,107,312	821,641,569
Cost of shares redeemed	(2,458,761,257)	(3,042,544,475)

Net increase (decrease) in net assets resulting from share transactions	1,052,133,651	164,516,054
Total increase (decrease) in net assets	1,151,239,731	3,516,519,713

Net Assets
Beginning of period	18,663,863,249	15,147,343,536
End of period	$19,815,102,980	$18,663,863,249

Other Information
Shares
Sold	86,488,526	119,339,539
Issued in reinvestment of distributions	68,243,065	43,534,511
Redeemed	(105,149,834)	(150,486,608)
Net increase (decrease)	49,581,757	12,387,442

Financial Highlights
Fidelity® Series Large Cap Stock Fund

	Six months ended (Unaudited) December 31, 2024	Years ended June 30, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$22.94	$18.90	$16.37	$19.80	$14.07	$14.98
Income from Investment Operations
Net investment income (loss) A,B	.18	.35	.34	.34 C	.34	.37
Net realized and unrealized gain (loss)	1.66	4.72	3.27	(2.02)	6.27	(.32)
Total from investment operations	1.84	5.07	3.61	(1.68)	6.61	.05
Distributions from net investment income	(.36)	(.36)	(.33)	(.47)	(.37)	(.28)
Distributions from net realized gain	(1.47)	(.68)	(.76)	(1.28)	(.52)	(.68)
Total distributions	(1.83)	(1.03) D	(1.08) D	(1.75)	(.88) D	(.96)
Net asset value, end of period	$22.95	$22.94	$18.90	$16.37	$19.80	$14.07
Total Return E,F	8.51%	28.11%	23.03%	(9.44)%	49.05%	.17%
Ratios to Average Net Assets B,G,H
Expenses before reductions I	-% J	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any I	- % J	-%	-%	-%	-%	-%
Expenses net of all reductions I	-% J	-%	-%	-%	-%	-%
Net investment income (loss)	1.52% J	1.73%	1.98%	1.84% C	2.04%	2.58%
Supplemental Data
Net assets, end of period (000 omitted)	$19,815,103	$18,663,863	$15,147,344	$12,798,487	$14,792,790	$11,937,391
Portfolio turnover rate K	14 % J	18%	12%	17%	15%	28% L

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.11 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.24%.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAmount represents less than .005%.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
LPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements
 (Unaudited)
For the period ended December 31, 2024

1. Organization.
Fidelity Series Large Cap Stock Fund (the Fund) is a fund of Fidelity Hastings Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds, Fidelity managed 529 plans, and Fidelity managed collective investment trusts. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to equalization, foreign currency transactions, passive foreign investment companies (PFIC) and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$9,641,092,070
Gross unrealized depreciation	(420,530,967)
Net unrealized appreciation (depreciation)	$9,220,561,103
Tax cost	$10,623,436,567

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncement. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

Exchange-traded written covered call options were used to manage exposure to the market. When a fund writes a covered call option, a fund holds the underlying instrument which must be delivered to the holder upon the exercise of the option.

Upon entering into a written options contract, a fund will receive a premium. Premiums received are reflected as a liability on the Statement of Assets and Liabilities. Options are valued daily and any unrealized appreciation (depreciation) is reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When a written option is exercised, the premium is added to the proceeds from the sale of the underlying instrument in determining the gain or loss realized on that investment. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction are greater or less than the premium received. When an option expires, gains and losses are realized to the extent of premiums received. The net realized gain (loss) on closed and expired written options and the change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Writing call options tends to decrease exposure to the underlying instrument and risk of loss is the change in value in excess of the premium received.

Any open options at period end are presented in the Schedule of Investments under the caption "Written Options", and are representative of volume of activity during the period.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series Large Cap Stock Fund	1,371,474,774	1,655,564,632
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Series Large Cap Stock Fund	18,482

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Series Large Cap Stock Fund	106,603,440	90,301,997	35,024,664
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2025 unless extended or renewed.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Series Large Cap Stock Fund	8,610	-	-
9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $7,000.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
A special meeting of shareholders was held on July 16, 2024. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Bettina Doulton
Affirmative	28,001,365,920.38	97.84
Withheld	617,054,076.69	2.16
TOTAL	28,618,419,997.07	100.00
Robert A. Lawrence
Affirmative	27,971,499,925.56	97.74
Withheld	646,920,071.51	2.26
TOTAL	28,618,419,997.07	100.00
Vijay C. Advani
Affirmative	27,969,572,242.17	97.73
Withheld	648,847,754.89	2.27
TOTAL	28,618,419,997.07	100.00
Thomas P. Bostick
Affirmative	27,969,020,972.17	97.73
Withheld	649,399,024.90	2.27
TOTAL	28,618,419,997.07	100.00
Donald F. Donahue
Affirmative	27,968,347,738.20	97.73
Withheld	650,072,258.87	2.27
TOTAL	28,618,419,997.07	100.00
Vicki L. Fuller
Affirmative	27,989,732,087.37	97.80
Withheld	628,687,909.70	2.20
TOTAL	28,618,419,997.07	100.00
Patricia L. Kampling
Affirmative	27,998,934,667.72	97.84
Withheld	619,485,329.35	2.16
TOTAL	28,618,419,997.07	100.00
Thomas A. Kennedy
Affirmative	28,003,822,853.71	97.85
Withheld	614,597,143.36	2.15
TOTAL	28,618,419,997.07	100.00
Oscar Munoz
Affirmative	27,972,777,601.40	97.74
Withheld	645,642,395.66	2.26
TOTAL	28,618,419,997.07	100.00
Karen B. Peetz
Affirmative	27,996,202,442.16	97.83
Withheld	622,217,554.91	2.17
TOTAL	28,618,419,997.07	100.00
David M. Thomas
Affirmative	27,951,653,339.99	97.67
Withheld	666,766,657.08	2.33
TOTAL	28,618,419,997.07	100.00
Susan Tomasky
Affirmative	27,974,319,919.30	97.75
Withheld	644,100,077.77	2.25
TOTAL	28,618,419,997.07	100.00
Michael E. Wiley
Affirmative	27,955,275,377.95	97.68
Withheld	663,144,619.12	2.32
TOTAL	28,618,419,997.07	100.00

Proposal 1 reflects trust-wide proposal and voting results.

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.951032.112
MHT-SANN-0325
Fidelity® Growth Discovery Fund

Semi-Annual Report
December 31, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Growth Discovery Fund
Schedule of Investments December 31, 2024 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 97.7%
	Shares	Value ($)
BELGIUM - 0.6%
Health Care - 0.6%
Biotechnology - 0.1%
Galapagos NV ADR (b)	229,554	6,312,735
Pharmaceuticals - 0.5%
UCB SA	171,500	34,143,999
TOTAL BELGIUM		40,456,734
BRAZIL - 0.8%
Consumer Discretionary - 0.8%
Broadline Retail - 0.8%
MercadoLibre Inc (b)	30,741	52,273,226
CANADA - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Canadian Natural Resources Ltd (United States)	287,540	8,876,360
CHINA - 2.5%
Communication Services - 0.5%
Interactive Media & Services - 0.5%
Tencent Holdings Ltd	587,600	31,361,873
Consumer Discretionary - 2.0%
Automobiles - 0.6%
BYD Co Ltd H Shares	1,083,872	36,865,879
Broadline Retail - 0.2%
PDD Holdings Inc Class A ADR (b)	157,500	15,275,925
Hotels, Restaurants & Leisure - 1.2%
Meituan B Shares (b)(c)(d)	1,083,600	21,068,837
Trip.com Group Ltd ADR (b)	758,912	52,106,898
		73,175,735
TOTAL CONSUMER DISCRETIONARY		125,317,539

TOTAL CHINA		156,679,412
DENMARK - 0.1%
Health Care - 0.1%
Life Sciences Tools & Services - 0.1%
Chemometec A/S	92,660	6,257,818
GERMANY - 0.4%
Health Care - 0.4%
Biotechnology - 0.4%
BioNTech SE ADR (b)	201,283	22,936,198
ISRAEL - 0.7%
Health Care - 0.7%
Biotechnology - 0.0%
Gamida Cell Ltd (e)	993,684	10
Gamida Cell Ltd warrants 4/21/2028 (b)(e)	182,600	2
		12
Pharmaceuticals - 0.7%
Teva Pharmaceutical Industries Ltd ADR (b)	1,999,373	44,066,181
TOTAL ISRAEL		44,066,193
JAPAN - 0.3%
Health Care - 0.3%
Pharmaceuticals - 0.3%
Chugai Pharmaceutical Co Ltd	413,793	18,240,468
NETHERLANDS - 0.5%
Information Technology - 0.5%
Semiconductors & Semiconductor Equipment - 0.5%
BE Semiconductor Industries NV	235,363	32,254,841
TAIWAN - 5.1%
Information Technology - 5.1%
Semiconductors & Semiconductor Equipment - 5.1%
eMemory Technology Inc	73,757	7,532,682
Taiwan Semiconductor Manufacturing Co Ltd ADR	1,600,301	316,043,445

TOTAL TAIWAN		323,576,127
UNITED KINGDOM - 0.3%
Health Care - 0.0%
Biotechnology - 0.0%
Immunocore Holdings PLC ADR (b)	94,567	2,789,726
Industrials - 0.3%
Professional Services - 0.3%
RELX PLC ADR	338,571	15,377,895
TOTAL UNITED KINGDOM		18,167,621
UNITED STATES - 86.3%
Communication Services - 8.4%
Entertainment - 1.1%
Live Nation Entertainment Inc (b)	226,034	29,271,403
ROBLOX Corp Class A (b)	741,000	42,874,260
		72,145,663
Interactive Media & Services - 7.3%
Alphabet Inc Class A	1,791,868	339,200,613
Epic Games Inc (b)(e)(f)	2,244	1,522,576
Meta Platforms Inc Class A	203,536	119,172,363
		459,895,552
Consumer Discretionary - 8.8%
Broadline Retail - 5.3%
Amazon.com Inc (b)	1,503,812	329,921,315
Savers Value Village Inc (b)(g)	652,802	6,691,220
		336,612,535
Diversified Consumer Services - 0.1%
Duolingo Inc Class A (b)	30,511	9,892,582
Hotels, Restaurants & Leisure - 1.7%
Airbnb Inc Class A (b)	552,977	72,666,708
Kura Sushi USA Inc Class A (b)	118,541	10,737,443
Starbucks Corp	248,900	22,712,125
		106,116,276
Household Durables - 0.3%
Blu Homes Inc (b)(e)(f)	3,320,224	1,029
TopBuild Corp (b)	56,759	17,671,347
		17,672,376
Specialty Retail - 1.4%
Floor & Decor Holdings Inc Class A (b)	137,002	13,659,099
Lowe's Cos Inc	310,307	76,583,768
		90,242,867
TOTAL CONSUMER DISCRETIONARY		560,536,636

Consumer Staples - 1.6%
Beverages - 0.5%
Monster Beverage Corp (b)	689,971	36,264,876
Personal Care Products - 1.1%
Estee Lauder Cos Inc/The Class A	904,700	67,834,406
TOTAL CONSUMER STAPLES		104,099,282

Energy - 1.4%
Oil, Gas & Consumable Fuels - 1.4%
Cheniere Energy Inc	284,679	61,168,977
Range Resources Corp	805,902	28,996,354
		90,165,331
Financials - 7.7%
Banks - 0.4%
Huntington Bancshares Inc/OH	725,800	11,808,766
M&T Bank Corp	59,800	11,242,998
		23,051,764
Capital Markets - 1.1%
Intercontinental Exchange Inc	361,851	53,919,418
Morgan Stanley	120,200	15,111,544
		69,030,962
Consumer Finance - 0.8%
Capital One Financial Corp	289,746	51,667,507
Financial Services - 4.4%
Mastercard Inc Class A	221,444	116,605,768
Rocket Cos Inc Class A (b)(g)	865,646	9,747,174
Shift4 Payments Inc Class A (b)(g)	74,357	7,716,769
Toast Inc Class A (b)	1,182,367	43,097,277
Visa Inc Class A	327,912	103,633,308
		280,800,296
Insurance - 1.0%
Arthur J Gallagher & Co	190,929	54,195,197
Baldwin Insurance Group Inc/The Class A (b)	187,676	7,274,321
		61,469,518
TOTAL FINANCIALS		486,020,047

Health Care - 14.0%
Biotechnology - 3.5%
Adamas Pharmaceuticals Inc rights (b)(e)	678,800	13,575
Adamas Pharmaceuticals Inc rights (b)(e)	678,800	13,576
Alnylam Pharmaceuticals Inc (b)	218,449	51,403,234
Arcellx Inc (b)	36,591	2,806,164
Arrowhead Pharmaceuticals Inc (b)(g)	135,433	2,546,140
Beam Therapeutics Inc (b)(g)	38,962	966,258
Biogen Inc (b)	80,000	12,233,600
Blueprint Medicines Corp (b)	19,814	1,728,177
Cytokinetics Inc (b)	111,099	5,226,097
Exact Sciences Corp (b)	1,085,719	61,006,551
Gilead Sciences Inc	476,882	44,049,590
Hookipa Pharma Inc (b)	45,078	90,607
Insmed Inc (b)(g)	404,940	27,957,058
Janux Therapeutics Inc (b)	18,127	970,520
Krystal Biotech Inc (b)	17,152	2,687,032
Moderna Inc (b)	56,847	2,363,698
Seres Therapeutics Inc (b)	159,614	132,639
Synlogic Inc (b)	29,260	40,086
Vor BioPharma Inc (b)	244,770	271,695
XOMA Royalty Corp (b)	147,667	3,880,689
		220,386,986
Health Care Equipment & Supplies - 4.5%
Align Technology Inc (b)	158,213	32,988,993
Boston Scientific Corp (b)	1,902,478	169,929,335
Ceribell Inc	59,300	1,534,684
Glaukos Corp (b)	130,141	19,513,342
Hologic Inc (b)	656,619	47,335,664
Penumbra Inc (b)	65,192	15,481,796
Pulmonx Corp (b)	101,816	691,331
RxSight Inc (b)	27,759	954,354
		288,429,499
Health Care Providers & Services - 2.0%
HealthEquity Inc (b)(g)	608,383	58,374,349
Humana Inc	134,100	34,022,511
UnitedHealth Group Inc	66,000	33,386,760
		125,783,620
Life Sciences Tools & Services - 1.4%
10X Genomics Inc Class A (b)	147,479	2,117,798
Bio-Techne Corp	147,315	10,611,099
Bruker Corp	578,823	33,930,604
Codexis Inc (b)	578,974	2,761,706
Danaher Corp	176,817	40,588,343
MaxCyte Inc (United States) (b)(g)	674,935	2,807,730
		92,817,280
Pharmaceuticals - 2.6%
Aclaris Therapeutics Inc (b)	88,595	219,715
Eli Lilly & Co	183,556	141,705,232
Royalty Pharma PLC Class A	706,772	18,029,754
Zevra Therapeutics Inc (b)(g)	358,870	2,992,976
		162,947,677
TOTAL HEALTH CARE		890,365,062

Industrials - 8.1%
Aerospace & Defense - 1.1%
GE Aerospace	433,277	72,266,271
Loar Holdings Inc (g)	5,267	389,284
		72,655,555
Building Products - 0.0%
Simpson Manufacturing Co Inc	16,199	2,686,280
Electrical Equipment - 1.0%
GE Vernova Inc	185,207	60,920,139
Ground Transportation - 1.4%
Uber Technologies Inc (b)	1,474,390	88,935,205
Machinery - 1.7%
Deere & Co	104,279	44,183,012
Ingersoll Rand Inc	337,393	30,520,571
Westinghouse Air Brake Technologies Corp	161,061	30,535,555
		105,239,138
Professional Services - 2.3%
Equifax Inc	380,707	97,023,179
KBR Inc	422,855	24,495,990
UL Solutions Inc Class A	372,166	18,563,640
		140,082,809
Trading Companies & Distributors - 0.6%
Ferguson Enterprises Inc (United Kingdom)	236,618	41,174,868
TOTAL INDUSTRIALS		511,693,994

Information Technology - 34.2%
Communications Equipment - 0.3%
Ciena Corp (b)	213,254	18,086,072
Electronic Equipment, Instruments & Components - 1.1%
Flex Ltd (b)	1,086,082	41,694,688
Jabil Inc	187,259	26,946,570
		68,641,258
Semiconductors & Semiconductor Equipment - 13.4%
Astera Labs Inc (b)	9,640	1,276,818
Marvell Technology Inc	143,012	15,795,675
NVIDIA Corp	5,910,594	793,733,669
SiTime Corp (b)	160,690	34,472,826
		845,278,988
Software - 8.0%
Appfolio Inc Class A (b)(g)	12,344	3,045,512
Asapp Inc warrants 8/28/2028 (b)(e)(f)	1,014,955	1,471,684
DocuSign Inc (b)	209,100	18,806,454
HubSpot Inc (b)	97,057	67,626,406
Manhattan Associates Inc (b)	144,607	39,078,596
Microsoft Corp	739,000	311,488,500
Nutanix Inc Class A (b)	143,096	8,754,613
OpenAI Global LLC rights (b)(e)(f)	3,433,000	3,433,000
Servicenow Inc (b)	41,359	43,845,503
Zeta Global Holdings Corp Class A (b)	570,406	10,261,604
		507,811,872
Technology Hardware, Storage & Peripherals - 11.4%
Apple Inc	2,901,244	726,529,522
TOTAL INFORMATION TECHNOLOGY		2,166,347,712

Materials - 1.5%
Construction Materials - 0.4%
Eagle Materials Inc	11,529	2,844,896
Martin Marietta Materials Inc	47,645	24,608,643
		27,453,539
Containers & Packaging - 0.7%
International Paper Co	714,666	38,463,324
Metals & Mining - 0.4%
Carpenter Technology Corp	156,400	26,542,644
TOTAL MATERIALS		92,459,507

Real Estate - 0.6%
Real Estate Management & Development - 0.6%
Zillow Group Inc Class A (b)	98,600	6,985,809
Zillow Group Inc Class C (b)(g)	431,760	31,971,828
		38,957,637
TOTAL UNITED STATES		5,472,686,423
TOTAL COMMON STOCKS (Cost $4,260,832,885)		6,196,471,421

Convertible Corporate Bonds - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Illuminated Holdings Inc 15% (e)(f)(h) (Cost $809,600)	809,600	793,246

Convertible Preferred Stocks - 0.2%
	Shares	Value ($)
AUSTRALIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Canva Inc Series A (b)(e)(f)	423	541,478
Canva Inc Series A2 (b)(e)(f)	77	98,567

TOTAL AUSTRALIA		640,045
UNITED STATES - 0.2%
Financials - 0.0%
Financial Services - 0.0%
Akeana Series C (e)(f)	30,000	379,500
Health Care - 0.0%
Biotechnology - 0.0%
ElevateBio LLC Series C (b)(e)(f)	75,700	219,529
Industrials - 0.0%
Aerospace & Defense - 0.0%
Anduril Industries Inc (e)(f)	114,642	2,872,929
Information Technology - 0.2%
Software - 0.2%
Asapp Inc Series C (b)(e)(f)	250,763	526,602
Asapp Inc Series D (b)(e)(f)	1,768,998	3,166,507
xAI Corp Series C (e)(f)	204,100	4,418,765
		8,111,874
Materials - 0.0%
Metals & Mining - 0.0%
Illuminated Holdings Inc Series C2 (b)(e)(f)	50,974	709,048
Illuminated Holdings Inc Series C3 (b)(e)(f)	63,718	886,318
Illuminated Holdings Inc Series C4 (b)(e)(f)	18,303	254,595
Illuminated Holdings Inc Series C5 (b)(e)(f)	36,887	513,098
		2,363,059
TOTAL UNITED STATES		13,946,891
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $22,068,019)		14,586,936

Preferred Securities - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Illuminated Holdings Inc 15% (e)(f)(h) (Cost $1,098,800)	1,098,800	1,227,909

Money Market Funds - 2.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (i)	4.36	133,055,051	133,081,662
Fidelity Securities Lending Cash Central Fund (i)(j)	4.35	33,270,818	33,274,145
TOTAL MONEY MARKET FUNDS (Cost $166,355,807)			166,355,807

TOTAL INVESTMENT IN SECURITIES - 100.5% (Cost $4,451,165,111)	6,379,435,319
NET OTHER ASSETS (LIABILITIES) - (0.5)%	(32,538,086)
NET ASSETS - 100.0%	6,346,897,233

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $21,068,837 or 0.3% of net assets.

(d)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $21,068,837 or 0.3% of net assets.

(e)	Level 3 security
(f)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $23,036,380 or 0.4% of net assets.

(g)	Security or a portion of the security is on loan at period end.
(h)	Security is perpetual in nature with no stated maturity date.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Akeana Series C	1/23/24	382,824

Anduril Industries Inc	8/07/24	2,491,927

Asapp Inc Series C	4/30/21	1,654,309

Asapp Inc Series D	8/29/23	6,830,986

Asapp Inc warrants 8/28/2028	8/29/23	1

Blu Homes Inc	5/21/20	5,743

Canva Inc Series A	9/22/23	451,198

Canva Inc Series A2	9/22/23	82,133

ElevateBio LLC Series C	3/09/21	317,562

Epic Games Inc	3/29/21	1,985,940

Illuminated Holdings Inc 15%	6/14/23	809,600

Illuminated Holdings Inc 15%	9/27/23	1,098,800

Illuminated Holdings Inc Series C2	7/07/20	1,274,350

Illuminated Holdings Inc Series C3	7/07/20	1,911,540

Illuminated Holdings Inc Series C4	1/08/21	658,908

Illuminated Holdings Inc Series C5	6/16/21	1,593,518

OpenAI Global LLC rights	9/30/24	3,433,000

xAI Corp Series C	11/22/24	4,418,765

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	40,419,537	1,201,339,577	1,108,677,452	1,789,630	-	-	133,081,662	133,055,051	0.3%
Fidelity Securities Lending Cash Central Fund	54,951,080	236,493,844	258,170,779	35,821	-	-	33,274,145	33,270,818	0.1%
Total	95,370,617	1,437,833,421	1,366,848,231	1,825,451	-	-	166,355,807	166,325,869

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	563,403,088	530,518,639	31,361,873	1,522,576
Consumer Discretionary	738,127,401	680,191,656	57,934,716	1,029
Consumer Staples	104,099,282	104,099,282	-	-
Energy	99,041,691	99,041,691	-	-
Financials	486,020,047	486,020,047	-	-
Health Care	1,025,112,199	1,006,844,568	18,240,468	27,163
Industrials	527,071,889	527,071,889	-	-
Information Technology	2,522,178,680	2,509,741,314	7,532,682	4,904,684
Materials	92,459,507	92,459,507	-	-
Real Estate	38,957,637	38,957,637	-	-

Convertible Corporate Bonds
Materials	793,246	-	-	793,246

Convertible Preferred Stocks
Financials	379,500	-	-	379,500
Health Care	219,529	-	-	219,529
Industrials	2,872,929	-	-	2,872,929
Information Technology	8,751,919	-	-	8,751,919
Materials	2,363,059	-	-	2,363,059

Preferred Securities
Materials	1,227,909	-	-	1,227,909

Money Market Funds	166,355,807	166,355,807	-	-
Total Investments in Securities:	6,379,435,319	6,241,302,037	115,069,739	23,063,543
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of December 31, 2024 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $32,516,791) - See accompanying schedule:
Unaffiliated issuers (cost $4,284,809,304)	$6,213,079,512
Fidelity Central Funds (cost $166,355,807)	166,355,807

Total Investment in Securities (cost $4,451,165,111)		$6,379,435,319
Cash		26,307
Foreign currency held at value (cost $62,266)		58,899
Receivable for investments sold		1,459,417
Receivable for fund shares sold		7,006,028
Dividends receivable		1,928,311
Interest receivable		113,344
Distributions receivable from Fidelity Central Funds		605,345
Prepaid expenses		5,239
Other receivables		57,985
Total assets		6,390,696,194
Liabilities
Payable for investments purchased	$3,103,314
Payable for fund shares redeemed	4,035,950
Accrued management fee	3,303,861
Other payables and accrued expenses	87,497
Collateral on securities loaned	33,268,339
Total liabilities		43,798,961
Net Assets		$6,346,897,233
Net Assets consist of:
Paid in capital		$4,116,244,064
Total accumulated earnings (loss)		2,230,653,169
Net Assets		$6,346,897,233

Net Asset Value and Maximum Offering Price
Growth Discovery :
Net Asset Value, offering price and redemption price per share ($5,745,716,546 ÷ 93,221,667 shares)		$61.63
Class K :
Net Asset Value, offering price and redemption price per share ($601,180,687 ÷ 9,729,715 shares)		$61.79
Statement of Operations
Six months ended December 31, 2024 (Unaudited)
Investment Income
Dividends		$14,691,051
Interest		71,898
Income from Fidelity Central Funds (including $35,821 from security lending)		1,825,451
Total income		16,588,400
Expenses
Management fee
Basic fee	$18,664,297
Performance adjustment	1,033,457
Custodian fees and expenses	57,267
Independent trustees' fees and expenses	13,026
Registration fees	71,996
Audit fees	42,145
Legal	6,744
Interest	42,132
Miscellaneous	9,063
Total expenses before reductions	19,940,127
Expense reductions	(3,924)
Total expenses after reductions		19,936,203
Net Investment income (loss)		(3,347,803)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $3,260,792)	260,405,691
Redemptions in-kind	268,261,597
Foreign currency transactions	(128,193)
Futures contracts	839,867
Total net realized gain (loss)		529,378,962
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $2,990,306)	(195,732,585)
Assets and liabilities in foreign currencies	(6,720)
Total change in net unrealized appreciation (depreciation)		(195,739,305)
Net gain (loss)		333,639,657
Net increase (decrease) in net assets resulting from operations		$330,291,854
Statement of Changes in Net Assets

	Six months ended December 31, 2024 (Unaudited)	Year ended June 30, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(3,347,803)	$(3,047,864)
Net realized gain (loss)	529,378,962	536,684,973
Change in net unrealized appreciation (depreciation)	(195,739,305)	898,813,501
Net increase (decrease) in net assets resulting from operations	330,291,854	1,432,450,610
Distributions to shareholders	(728,368,940)	(95,882,678)

Share transactions - net increase (decrease)	855,914,813	1,099,134,051
Total increase (decrease) in net assets	457,837,727	2,435,701,983

Net Assets
Beginning of period	5,889,059,506	3,453,357,523
End of period	$6,346,897,233	$5,889,059,506

Financial Highlights
Fidelity® Growth Discovery Fund

	Six months ended (Unaudited) December 31, 2024	Years ended June 30, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$66.33	$50.18	$42.65	$58.70	$45.22	$37.74
Income from Investment Operations
Net investment income (loss) A,B	(.04)	(.04)	.18	(.07)	(.07)	.03
Net realized and unrealized gain (loss)	3.24	17.56	8.84	(8.48)	18.53	9.15
Total from investment operations	3.20	17.52	9.02	(8.55)	18.46	9.18
Distributions from net investment income	-	(.03)	(.01)	(.13)	(.01)	(.02)
Distributions from net realized gain	(7.90)	(1.35)	(1.48)	(7.37)	(4.98)	(1.68)
Total distributions	(7.90)	(1.37) C	(1.49)	(7.50)	(4.98) C	(1.70)
Net asset value, end of period	$61.63	$66.33	$50.18	$42.65	$58.70	$45.22
Total Return D,E	5.64%	35.89%	21.46%	(17.10)%	43.10%	25.33%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.66% H	.69%	.83%	.77%	.79%	.79%
Expenses net of fee waivers, if any	.66 % H	.69%	.83%	.77%	.79%	.79%
Expenses net of all reductions	.66% H	.69%	.83%	.77%	.78%	.78%
Net investment income (loss)	(.12)% H	(.08)%	.40%	(.14)%	(.12)%	.06%
Supplemental Data
Net assets, end of period (000 omitted)	$5,745,717	$5,286,394	$3,073,034	$2,338,597	$2,944,158	$2,094,378
Portfolio turnover rate I	58 % H,J	41% J	53%	45%	51%	54%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® Growth Discovery Fund Class K

	Six months ended (Unaudited) December 31, 2024	Years ended June 30, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$66.47	$50.29	$42.71	$58.78	$45.27	$37.78
Income from Investment Operations
Net investment income (loss) A,B	(.01)	.01	.22	(.02)	(.02)	.06
Net realized and unrealized gain (loss)	3.25	17.59	8.87	(8.50)	18.56	9.17
Total from investment operations	3.24	17.60	9.09	(8.52)	18.54	9.23
Distributions from net investment income	-	(.08)	(.03)	(.16)	(.03)	(.06)
Distributions from net realized gain	(7.92)	(1.35)	(1.48)	(7.40)	(5.00)	(1.68)
Total distributions	(7.92)	(1.42) C	(1.51)	(7.55) C	(5.03)	(1.74)
Net asset value, end of period	$61.79	$66.47	$50.29	$42.71	$58.78	$45.27
Total Return D,E	5.70%	36.00%	21.61%	(17.04)%	43.25%	25.46%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.59% H	.59%	.73%	.68%	.69%	.69%
Expenses net of fee waivers, if any	.59 % H	.59%	.72%	.68%	.69%	.69%
Expenses net of all reductions	.59% H	.59%	.72%	.68%	.69%	.68%
Net investment income (loss)	(.04)% H	.02%	.50%	(.05)%	(.03)%	.17%
Supplemental Data
Net assets, end of period (000 omitted)	$601,181	$602,666	$380,324	$429,818	$430,141	$316,211
Portfolio turnover rate I	58 % H,J	41% J	53%	45%	51%	54%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements
 (Unaudited)
For the period ended December 31, 2024

1. Organization.
Fidelity Growth Discovery Fund (the Fund) is a non-diversified fund of Fidelity Hastings Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Growth Discovery and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds and preferred securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), partnerships and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$2,045,970,723
Gross unrealized depreciation	(121,769,452)
Net unrealized appreciation (depreciation)	$1,924,201,271
Tax cost	$4,455,234,048

The Fund elected to defer to its next fiscal year approximately $2,792,031 of ordinary losses recognized during the period January 1, 2024 to June 30, 2024.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncement. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Growth Discovery Fund	2,103,339,720	1,740,148,816

Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The net realized gain or loss on investments delivered through in-kind redemptions is included in the "Net realized gain (loss) on: Redemptions in-kind" line in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity Growth Discovery Fund	5,541,301	268,261,597	344,296,738

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity Growth Discovery Fund	204,067	7,417,170	12,237,905
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. The management fee is determined by calculating a basic fee and then applying a performance adjustment. When determining a class's basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual basic fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Growth Discovery	.66
Class K	.56

One-twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Growth Discovery	.62
Class K	.54

The performance adjustment rate is calculated monthly by comparing over the performance period the Fund's performance to that of the performance adjustment index listed below.

Performance Adjustment Index
Fidelity Growth Discovery Fund	Russell 3000 Growth Index

For the purposes of calculating the performance adjustment for the Fund, the Fund's investment performance is based on the performance of Growth Discovery. To the extent that other classes of the Fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class's own performance were considered. The performance period is the most recent 36 month period. The maximum annualized performance adjustment rate is ± .20% of the Fund's average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the Fund's average net assets over the performance period, and the resulting dollar amount is proportionately added to or subtracted from a class's basic fee. For the reporting period, the total annualized performance adjustment was .03%.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Growth Discovery Fund	15,865

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Growth Discovery Fund	Borrower	26,670,636	5.17%	42,132

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Growth Discovery Fund	101,804,717	188,839,854	26,524,329
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser  or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2025 unless extended or renewed.
Amount ($)
Fidelity Growth Discovery Fund	3,799
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Growth Discovery Fund	3,736	90	-
9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $3,924.
10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended December 31, 2024	Year ended June 30, 2024
Fidelity Growth Discovery Fund
Distributions to shareholders
Growth Discovery	$656,325,543	$85,126,880
Class K	72,043,397	10,755,798
Total	$728,368,940	$95,882,678
11. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended December 31, 2024	Year ended June 30, 2024	Six months ended December 31, 2024	Year ended June 30, 2024
Fidelity Growth Discovery Fund
Growth Discovery
Shares sold	16,596,765	28,393,446	$1,045,944,335	$1,581,710,008
Reinvestment of distributions	10,154,732	1,573,477	601,890,192	77,138,671
Shares redeemed	(13,230,514)	(11,501,146)	(830,348,609)	(644,722,055)
Net increase (decrease)	13,520,983	18,465,777	$817,485,918	$1,014,126,624
Class K
Shares sold	1,291,357	2,808,486	$81,754,681	$158,826,008
Reinvestment of distributions	1,214,747	218,802	72,043,397	10,755,797
Shares redeemed	(1,842,547)	(1,523,705)	(115,369,183)	(84,574,378)
Net increase (decrease)	663,557	1,503,583	$38,428,895	$85,007,427

12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
13. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
A special meeting of shareholders was held on July 16, 2024. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Bettina Doulton
Affirmative	28,001,365,920.38	97.84
Withheld	617,054,076.69	2.16
TOTAL	28,618,419,997.07	100.00
Robert A. Lawrence
Affirmative	27,971,499,925.56	97.74
Withheld	646,920,071.51	2.26
TOTAL	28,618,419,997.07	100.00
Vijay C. Advani
Affirmative	27,969,572,242.17	97.73
Withheld	648,847,754.89	2.27
TOTAL	28,618,419,997.07	100.00
Thomas P. Bostick
Affirmative	27,969,020,972.17	97.73
Withheld	649,399,024.90	2.27
TOTAL	28,618,419,997.07	100.00
Donald F. Donahue
Affirmative	27,968,347,738.20	97.73
Withheld	650,072,258.87	2.27
TOTAL	28,618,419,997.07	100.00
Vicki L. Fuller
Affirmative	27,989,732,087.37	97.80
Withheld	628,687,909.70	2.20
TOTAL	28,618,419,997.07	100.00
Patricia L. Kampling
Affirmative	27,998,934,667.72	97.84
Withheld	619,485,329.35	2.16
TOTAL	28,618,419,997.07	100.00
Thomas A. Kennedy
Affirmative	28,003,822,853.71	97.85
Withheld	614,597,143.36	2.15
TOTAL	28,618,419,997.07	100.00
Oscar Munoz
Affirmative	27,972,777,601.40	97.74
Withheld	645,642,395.66	2.26
TOTAL	28,618,419,997.07	100.00
Karen B. Peetz
Affirmative	27,996,202,442.16	97.83
Withheld	622,217,554.91	2.17
TOTAL	28,618,419,997.07	100.00
David M. Thomas
Affirmative	27,951,653,339.99	97.67
Withheld	666,766,657.08	2.33
TOTAL	28,618,419,997.07	100.00
Susan Tomasky
Affirmative	27,974,319,919.30	97.75
Withheld	644,100,077.77	2.25
TOTAL	28,618,419,997.07	100.00
Michael E. Wiley
Affirmative	27,955,275,377.95	97.68
Withheld	663,144,619.12	2.32
TOTAL	28,618,419,997.07	100.00

Proposal 1 reflects trust-wide proposal and voting results.

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.714430.126
CII-SANN-0325

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Hastings Street Trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Hastings Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Hastings Street Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	February 21, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	February 21, 2025

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	February 21, 2025